UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-4098

Name of Registrant: Vanguard Chester Funds

Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: September 30

Date of reporting period: October 1, 2006–September 30, 2007

Item 1: Reports to Shareholders

Vanguard® PRIMECAP Fund
Annual Report

September 30, 2007

>	Vanguard PRIMECAP Fund returned almost 18% in the fiscal year ended
September 30, 2007, outpacing the return of the S&P 500 Index but trailing the average gain of multi-capitalization growth funds.

>	The fund earned outstanding returns from a small number of holdings in the materials and energy sectors.

>	The fund also got a boost from its stocks in the consumer-oriented sectors, groups that generally produced only moderate gains in the broad market.

Contents

Your Fund’s Total Returns	1
Chairman’s Letter	2
Advisor’s Report	6
Fund Profile	9
Performance Summary	10
Financial Statements	12
Your Fund’s After-Tax Returns	24
About Your Fund’s Expenses	25
Trustees Approve Advisory Agreement	27
Glossary	28

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the cover of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Total Returns

Fiscal Year Ended September 30, 2007
	Ticker	Total
	Symbol	Returns
Vanguard PRIMECAP Fund
Investor Shares	VPMCX	17.8%
Admiral™ Shares[1]	VPMAX	17.9
S&P 500 Index		16.4
Average Multi-Cap Growth Fund [2]		22.9

Your Fund’s Performance at a Glance
September 30, 2006–September 30, 2007
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard PRIMECAP Fund
Investor Shares	$70.30	$77.82	$0.440	$4.000
Admiral Shares	73.03	80.82	0.570	4.150

1 A lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund.

2 Derived from data provided by Lipper Inc.

1

Chairman’s Letter

Dear Shareholder,

During the past 12 months, Vanguard PRIMECAP Fund returned almost 18%, outpacing the 16.4% return of the S&P 500 Index, but trailing the average gain of multi-capitalization growth funds. Despite the fund’s large weightings in technology and health care stocks, its strong return largely reflected outstanding performance from a small number of holdings in the materials and energy sectors.

If you own Vanguard PRIMECAP Fund in a taxable account, you may wish to review our report on the fund’s after-tax returns on page 24. Please note that as of September 30 the fund remained closed to most new investors. Existing shareholders may make additional purchases of up to $25,000 per year. Flagship members may open new accounts, and are not subject to the $25,000 limit on additional purchases.

Strong returns for U.S. stocks; even better for markets abroad

U.S. stocks produced excellent returns for the fiscal year. The gains came despite a midsummer shakeup brought on by problems in the subprime mortgage-loan market. Financials stocks—which represent a sizable share of the U.S. market’s value—were hardest hit, as investment banking and consumer lending businesses throttled back.

During the past year, returns from large-capitalization stocks outpaced those of small-caps, and growth-oriented stocks

2

outperformed their value-oriented counterparts. As investors took account of risk, they seemed to exhibit a preference for large-cap growth stocks, which seem better positioned to thrive in a period of economic uncertainty.

Although not immune from the effects of the turmoil in U.S. credit markets, international stocks handily surpassed the returns of domestic stocks over the 12 months. The dollar’s ongoing weakness further enhanced foreign market gains for U.S.-based investors.

The bond market was shaken, but regained ground in the end

Turmoil in the corporate bond and subprime lending markets caused a “flight to quality” that drove prices of U.S. Treasury bonds sharply higher, particularly toward the end of the fiscal period. As the bonds’ prices rose, their yields fell. The declines were greatest among Treasury securities with the shortest maturities. The yield of the 3-month Treasury bill, which started the fiscal year at 4.89%, dropped more than a full percentage point to 3.81%.

As short-term yields fell, the yield curve—which illustrates the relationship between short- and long-term bond yields—returned to its usual, upward-sloping pattern. The curve had been mildly inverted at the start of the period, with yields of shorter-term bonds above those of longer-term issues. For the year ended September 30, the broad taxable bond market returned 5.1%. Returns from tax-exempt bonds were lower, as these issues did not benefit from the late-summer rally in Treasuries.

Market Barometer
	Average Annual Total Returns
	Periods Ended September 30, 2007
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	16.9%	13.8%	16.0%
Russell 2000 Index (Small-caps)	12.3	13.4	18.8
Dow Jones Wilshire 5000 Index (Entire market)	17.1	14.0	16.5
MSCI All Country World Index ex USA (International)	31.1	26.5	26.3

Bonds
Lehman U.S. Aggregate Bond Index (Broad taxable market)	5.1%	3.9%	4.1%
Lehman Municipal Bond Index	3.1	3.9	4.0
Citigroup 3-Month Treasury Bill Index	5.0	4.0	2.8

CPI
Consumer Price Index	2.8%	3.2%	2.9%

3

Market-beating return reflected distinctive approach

During the past 12 months, Vanguard PRIMECAP Fund earned its benchmark-beating return in unexpected places. The fund’s advisor, PRIMECAP Management Company, has spent the last few years establishing large positions in software and pharmaceuticals companies. At the end of September, information technology and health care stocks accounted for more than 50% of fund assets—a seemingly auspicious positioning as a growth stock rally got under way.

In PRIMECAP’s portfolio, however, these stocks generated subpar returns. The fund earned its best returns from energy and materials companies, sectors more often associated with value-oriented portfolios.

Potash Corp. of Saskatchewan returned more than 200%, contributing more than 4 percentage points to the fund’s 12-month result. The company is the world’s largest producer of potash, which is used as fertilizer.

Potash’s stock price tripled, as the prices of agricultural commodities surged. Monsanto, another large holding that has benefited from booming grain prices, also generated strong returns.

The fund also parted ways with the market in the consumer discretionary and consumer staples sectors. In the broad market, these stocks produced weak-to-middling returns, perhaps a sign of nervousness about the impact of high energy prices and a troubled housing market on consumer spending. PRIMECAP earned strong returns in these same

Expense Ratios[1]
Your fund compared with its peer group
			Average
	Investor	Admiral	Multi-Cap
	Shares	Shares	Growth Fund
PRIMECAP Fund	0.43%	0.31%	1.49%

Total Returns
Ten Years Ended September 30, 2007
Average
Annual Return
PRIMECAP Fund Investor Shares	9.9%
S&P 500 Index	6.6
Average Multi-Cap Growth Fund [2]	5.9
The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

1 Fund expense ratios reflect the 12 months ended September 30, 2007. Peer-group expense ratio is derived from data provided by Lipper Inc. and captures information through year-end 2006.

2 Derived from data provided by Lipper Inc.

4

sectors from investments in tech-oriented electronics and entertainment companies such as Sony and retail innovator Costco.

As these examples suggest, Vanguard PRIMECAP Fund doesn’t march in step with the market. The advisor looks beyond consensus opinion, as represented by market prices and benchmarks, to find companies with underappreciated long-term growth prospects. When the managers find an attractive prospect, they invest heavily. At the end of the period, the fund’s top-10 holdings accounted for about one-third of fund assets.

An enduring approach for long-term investors

During the past year, this approach kept the fund’s return ahead of its benchmark return, but a bit behind the average return of multi-cap growth funds, which tend to bear a stronger resemblance to growth-stock benchmarks. Over time, however, the fund’s research-intensive strategy has produced outstanding returns.

Since September 1997, a 10-year period that includes the stock market’s 2000–2002 collapse, Vanguard PRIMECAP Fund has returned an annualized 9.9%, 3 percentage points a year more than its benchmark and 4 percentage points better than the average return of its peer group. An initial investment of $25,000 in PRIMECAP Fund would have compounded to more than $64,000. The same investment compounded at the peer group’s average return would be worth about $44,500.

The fund’s modest expense ratio has helped investors maximize their share of the advisor’s success in identifying reasonably priced companies with excellent growth prospects.

Uncertainty is par for the course

After several years of unusual calm, the financial markets experienced a jolt in the third quarter. Stock market volatility increased sharply, and several other long-established trends seemed to go into reverse. The shift was dramatic, but a long-term perspective suggests that these occasional—and unpredictable—dislocations are an enduring feature of the financial markets.

In our view, the best response to uncertainty is diversification both within and across asset classes, which is why we counsel investors to hold a broadly diversified portfolio of stocks and fixed income investments in proportions consistent with their goals, risk tolerance, and time horizon. Vanguard PRIMECAP Fund can play a valuable role in such a portfolio.

Thank you for entrusting your assets to Vanguard.

Sincerely,

John J. Brennan

Chairman and Chief Executive Officer

October 10, 2007

5

Advisor’s Report

During the past 12 months, the Investor and Admiral Shares of Vanguard PRIMECAP Fund returned 17.8% and 17.9%, respectively, outpacing the 16.4% return of the S&P 500 Index. The average return of multi-capitalization growth funds was 22.9%.

Investment environment

In recent years, investors have favored stocks with high relative free cash flow and dividend yields and disfavored stocks that, in our view, offered compelling growth prospects—a theme that we’ve explored in several of our recent shareholder letters. These dynamics had pushed the valuation differential between growth and value stocks toward historical lows, even as growth-oriented companies increased earnings at an impressive clip.

This multiyear trend began to reverse in fiscal 2007, providing a more favorable environment for growth stocks and the PRIMECAP Fund. For the past 12 months, the Russell 1000 Growth Index was up 19.35%, while the Russell 1000 Value Index’s total return was 14.45%. Many traditional growth stocks still trade at small premiums, or in many cases discounts, to traditional value stocks. Even if this valuation anomaly were to persist, we would expect growth companies to outperform the broad market by virtue of their superior earnings growth. If growth stocks’ recent valuation compression continues to reverse and the historical premium awarded to earnings growth begins to return, it could provide a favorable tailwind for some of the major positions in our portfolio, most notably technology and health care stocks.

Our successes

The fund’s most significant contributor was Potash Corp. of Saskatchewan, which returned more than 200% over the full 12 months. Potash controls 75% of the world’s excess potash capacity, which gives it significant leverage in setting prices. Potash has benefited from the same forces that made Monsanto, which develops high-yielding genetically modified seeds and fertilizers, one of the fund’s top performers during the past year. Dietary changes in the developing world such as increased beef consumption are pushing demand for—and the prices of—grain, corn, and other feedstocks to record levels. There is little land being cleared for agriculture, putting a premium on the value of fertilizers and seeds that can increase the yields of existing farmland.

Energy stocks were another important contributor, as prices touched record highs. Schlumberger, which provides the services and technology to help energy producers tap new reserves and maximize the efficiency of existing projects, was up about 70% for the year. Integrated energy company ConocoPhillips gained about 50% for the same period.

6

Our shortfalls

The portfolio’s significant detractors included Micron, Amgen, Pfizer, and Motorola. Micron and Motorola have crafted sensible business strategies in their respective markets for memory chips and cell phones, but both companies have struggled to execute their plans. The missteps have weighed heavily on their stock prices.

Amgen and Pfizer have dealt with setbacks. Approval changes at the U.S. Food and Drug Administration and changes in reimbursement policies for Amgen’s anemia drugs put significant pressure on therapies that account for about 40% of company revenues. Pfizer’s stock performed poorly as a result of concerns about the depth of its product pipeline and the acceptance of its inhaled insulin product.

Outlook

Although we were disappointed by the performance of Amgen and Pfizer, we remain optimistic about the health care sector and pharmaceuticals in particular. The major pharmaceutical companies boast above-average long-term growth prospects, as the emergence of a global middle class produces significant demand for pharmaceuticals. The companies maintain enviable balance sheets, and relative valuations for the sector are at historical lows. We also expect these companies to benefit from a dramatic increase in pharmaceuticals use by the aging baby boom generation. People over age 65 are consuming an increasing amount of prescription drugs per capita, and this consumption is relatively insensitive to the economic cycle. Despite these unusually favorable prospects, large pharmaceuticals stocks such as Eli Lilly and Novartis trade at market-like valuations.

Our information technology stocks also seem positioned to benefit from rising wealth around the world. China’s and India’s enormous populations are accelerating the need for systems to manage the increasing amount of data and the transmission of information around the world. This bodes well for software and equipment technology companies.

We remain pessimistic about most financials companies. The recent problems in the subprime mortgage market are likely just the beginning of consequences for loose lending standards. Risky loans are routinely packaged into collateralized debt obligations (CDOs), which are in turn often repackaged into additional CDOs (called CDO-squared); the underlying credit risk has been sliced, diced, and often redistributed in highly concentrated forms. The proliferation of these products makes it difficult to

7

pinpoint precisely where the risk ultimately resides, though we believe the publicly traded financial firms continue to retain some of this risk, often in new and less understood forms. Reflecting this view, we have minimal exposure to banks and the financial sector overall.

In closing, we would like to thank you for entrusting your hard-earned capital with us. We will continue to work diligently to prove worthy of that trust.

Howard B. Schow		Theo A. Kolokotrones
Portfolio Manager		Portfolio Manager
Joel P. Fried
Portfolio Manager
Mitchell J. Milias		Alfred W. Mordecai
Portfolio Manager		Portfolio Manager

David H. Van Slooten
Portfolio Manager

PRIMECAP Management Company, LLP

October 16, 2007

8

Fund Profile

As of September 30, 2007

Portfolio Characteristics
		Comparative
	Fund	Index[1]
Number of Stocks	127	500
Median Market Cap	$38.8B	$59.2B
Price/Earnings Ratio	22.8x	17.0x
Price/Book Ratio	3.3x	2.9x
Yield		1.9%
Investor Shares	0.6%
Admiral Shares	0.6%
Return on Equity	16.7%	19.9%
Earnings Growth Rate	25.6%	21.8%
Foreign Holdings	14.9%	0.0%
Turnover Rate	11%	—
Expense Ratio		—
Investor Shares	0.43%
Admiral Shares	0.31%
Short-Term Reserves	2.0%	—

Sector Diversification (% of equity exposure)
		Comparative
	Fund	Index[1]
Consumer Discretionary	10.8%	9.2%
Consumer Staples	1.6	9.5
Energy	9.9	11.7
Financials	5.3	19.9
Health Care	21.2	11.6
Industrials	10.8	11.5
Information Technology	30.2	16.2
Materials	9.6	3.2
Telecommunication Services	0.6	3.8
Utilities	0.0	3.4

Volatility Measures[2]
Fund Versus
Comparative Index[1]
R-Squared	0.82
Beta	1.13

Ten Largest Holdings[3](% of total net assets)

Potash Corp. of	fertilizers and
Saskatchewan, Inc.	agricultural
	chemicals	4.9%
FedEx Corp.	air freight and
	logistics	4.2
Eli Lilly & Co.	pharmaceuticals	3.4
Adobe Systems, Inc.	application software	3.2
Texas Instruments, Inc.	semiconductors	3.2
Medtronic, Inc.	health care
	equipment	3.0
Novartis AG ADR	pharmaceuticals	2.9
ConocoPhillips Co.	integrated
	oil and gas	2.9
Biogen Idec Inc.	biotechnology	2.7
Oracle Corp.	systems software	2.6
Top Ten		33.0%

Investment Focus

1 S&P 500 Index.

2 For an explanation of R-squared, beta, and other terms used here, see the Glossary on page 28.

3 “Ten Largest Holdings” excludes any temporary cash investments and equity index products.

9

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

	Average Annual Total Returns			Final Value
	Periods Ended September 30, 2007			of a $25,000
	One Year	Five Years	Ten Years	Investment
PRIMECAP Fund Investor Shares[1,2]	17.77%	19.57%	9.86%	$64,028
S&P 500 Index	16.44	15.45	6.57	47,240
Average Multi-Cap Growth Fund[3]	22.92	16.44	5.95	44,541

				Final Value
		Five	Since	of a $100,000
	One Year	Years	Inception[4]	Investment
PRIMECAP Fund Admiral Shares[1]	17.91%	19.75%	10.88%	$183,568
S&P 500 Index	16.44	15.45	7.33	151,588

1 Total returns do not reflect the 1% fee assessed on redemptions of shares held for less than one year, or the 1% fee assessed until March 23, 2005, on shares purchased on or after April 23, 2001, and held for less than five years.

2 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

3 Derived from data provided by Lipper Inc.

4 Performance for the fund and its comparative standards is calculated since the fund’s inception: November 12, 2001.

10

Fiscal-Year Total Returns (%): September 30, 1997–September 30, 2007

Note: See Financial Highlights tables on pages 17 and 18 for dividend and capital gains information.

11

Financial Statements

Statement of Net Assets

As of September 30, 2007

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (98.0%)
Consumer Discretionary (10.6%)
*	DIRECTV Group, Inc.	28,720,807	697,341
	Sony Corp. ADR	12,000,000	576,720
	TJX Cos., Inc.	12,594,800	366,131
1	Whirlpool Corp.	4,000,000	356,400
	Target Corp.	5,019,000	319,058
	^Eastman Kodak Co.	9,000,000	240,840
*	Kohl’s Corp.	3,730,600	213,875
	The Walt Disney Co.	5,650,000	194,304
*	Amazon.com, Inc.	1,451,500	135,207
*	Bed Bath & Beyond, Inc.	3,332,975	113,721
	Mattel, Inc.	3,707,900	86,987
	Best Buy Co., Inc.	1,575,000	72,482
	Lowe’s Cos., Inc.	2,450,000	68,649
*	Comcast Corp. Class A	2,631,450	63,628
*	Viacom Inc. Class B	1,378,200	53,708
	Abercrombie & Fitch Co.	375,000	30,262
	Yum! Brands, Inc.	472,000	15,968
	Citadel Broadcasting Corp.	357,102	1,486
			3,606,767
Consumer Staples (1.5%)
	Costco Wholesale Corp.	7,000,000	429,590
	Avon Products, Inc.	2,500,000	93,825
			523,415
Energy (9.7%)
	ConocoPhillips Co.	11,300,000	991,801
	Schlumberger Ltd.	5,598,500	587,843
	Noble Energy, Inc.	5,960,000	417,438
	Hess Corp.	5,400,000	359,262
	EnCana Corp.	3,373,700	208,663
	Peabody Energy Corp.	4,100,000	196,267
1	Pogo Producing Co.	3,260,000	173,139
	EOG Resources, Inc.	2,200,000	159,126
*	Transocean Inc.	800,000	90,440
	GlobalSantaFe Corp.	1,083,800	82,390
	Murphy Oil Corp.	350,000	24,461

			Market
			Value•
		Shares	($000)
	Noble Corp.	470,000	23,054
*	National Oilwell Varco Inc.	7,000	1,012
			3,314,896
Financials (5.2%)
	Bank of New York
	Mellon Corp.	9,434,000	416,417
	American International
	Group, Inc.	3,925,000	265,526
*	Berkshire Hathaway Inc.
	Class B	65,600	259,251
	Marsh &
	McLennan Cos., Inc.	10,000,000	255,000
	The Chubb Corp.	2,400,000	128,736
	Fannie Mae	1,800,000	109,458
	AFLAC Inc.	1,000,000	57,040
	Washington Mutual, Inc.	1,398,900	49,395
	Wells Fargo & Co.	1,150,000	40,963
	JPMorgan Chase & Co.	880,000	40,322
	Capital One Financial Corp.	486,000	32,285
*	Discover
	Financial Services	1,453,400	30,231
	Freddie Mac	295,000	17,408
	Progressive Corp. of Ohio	855,000	16,596
	Fifth Third Bancorp	456,000	15,449
	State Street Corp.	180,000	12,269
	SLM Corp.	110,000	5,464
	Citigroup, Inc.	60,000	2,800
			1,754,610
Health Care (20.8%)
	Biotechnology (5.7%)
*	Biogen Idec Inc.	13,750,893	912,097
*	Amgen, Inc.	13,337,100	754,480
*	Genzyme Corp.	4,400,000	272,624

	Health Care Equipment & Supplies (4.4%)
	Medtronic, Inc.	17,923,452	1,011,062
*	Boston Scientific Corp.	34,827,610	485,845

12

			Market
			Value•
	Shares		($000)
	Life Science Tools & Services (1.6%)
	Applera Corp.–Applied
	Biosystems Group	8,945,100	309,858
*[1]	Millipore Corp.	2,820,000	213,756

	Pharmaceuticals (9.1%)
	Eli Lilly & Co.	20,330,300	1,157,404
	Novartis AG ADR	18,179,765	999,160
	Roche Holdings AG	2,950,000	534,163
	GlaxoSmithKline PLC ADR	5,665,000	301,378
*	Sepracor Inc.	2,200,000	60,500
	Wyeth	950,000	42,323
	Pfizer Inc.	220,000	5,375
	Sanofi-Aventis ADR	37,800	1,603
			7,061,628
Industrials (10.6%)
	FedEx Corp.	13,591,800	1,423,741
	Southwest Airlines Co.	31,510,800	466,360
	Caterpillar, Inc.	5,256,900	412,299
	United Parcel Service, Inc.	3,256,470	244,561
*^	AMR Corp.	9,605,700	214,111
	Deere & Co.	1,285,000	190,720
	Union Pacific Corp.	1,250,000	141,325
	Fluor Corp.	747,925	107,686
	Granite Construction Co.	1,500,000	79,530
	The Boeing Co.	746,900	78,417
	Donaldson Co., Inc.	1,600,000	66,816
*[1]	Alaska Air Group, Inc.	2,540,000	58,649
^	Canadian Pacific
	Railway Ltd.	827,400	58,158
	3M Co.	315,000	29,478
	Pall Corp.	750,000	29,175
	Norfolk Southern Corp.	29,000	1,505
*	UAL Corp.	31,000	1,442
	Canadian National Railway Co. 12,800		730
			3,604,703
Information Technology (29.6%)
	Communications Equipment (5.0%)
	Corning, Inc.	20,514,600	505,685
	QUALCOMM Inc.	10,733,000	453,577
	Motorola, Inc.	14,170,000	262,570
	LM Ericsson
	Telephone Co. ADR
	Class B	4,827,857	192,149
*	Nortel Networks Corp.	7,920,940	134,498
1	Plantronics, Inc.	4,701,500	134,228
*	Comverse Technology, Inc.	300,000	5,940

	Computers & Peripherals (2.5%)
	Hewlett-Packard Co.	8,750,000	435,663
*	EMC Corp.	17,729,200	368,767
*	Dell Inc.	1,380,000	38,088

			Market
			Value•
	Shares		($000)
	Electronic Equipment & Instruments (0.4%)
1	Tektronix, Inc.	4,771,400	132,359
*	Agilent Technologies, Inc.	207,681	7,659

	Internet Software & Services (2.2%)
*	Google Inc.	771,300	437,535
*	eBay Inc.	6,625,000	258,507
*	Yahoo! Inc.	2,334,500	62,658

	IT Services (0.5%)
	Accenture Ltd.	4,136,200	166,482
	Paychex, Inc.	200,000	8,200

	Semiconductors &
	Semiconductor Equipment (7.5%)
	Texas Instruments, Inc.	29,555,000	1,081,417
	Intel Corp.	17,100,000	442,206
*	Micron Technology, Inc.	36,512,373	405,287
	Applied Materials, Inc.	7,408,500	153,356
	KLA-Tencor Corp.	2,515,000	140,287
*	ASML Holding NV
	(New York)	4,076,000	133,937
*	NVIDIA Corp.	3,225,000	116,874
*	Rambus Inc.	2,500,000	47,775
*	Entegris Inc.	2,583,472	22,425
*	Verigy Ltd.	13,184	326

	Software (11.5%)
*	Adobe Systems, Inc.	25,100,000	1,095,866
*	Oracle Corp.	41,550,600	899,570
	Microsoft Corp.	26,450,000	779,217
*	Intuit, Inc.	16,700,000	506,010
*[1]	Citrix Systems, Inc.	9,950,000	401,184
*	Symantec Corp.	12,009,200	232,738
			10,063,040
Materials (9.4%)
	Potash Corp. of
	Saskatchewan, Inc.	15,650,000	1,654,205
	Monsanto Co.	6,594,360	565,400
	Praxair, Inc.	3,850,100	322,484
	Weyerhaeuser Co.	2,777,231	200,794
	Alcoa Inc.	5,054,000	197,712
*	Domtar Corp.	13,024,414	106,800
	Dow Chemical Co.	1,700,000	73,202
	Freeport-McMoRan
	Copper & Gold, Inc.
	Class B	600,000	62,934
	Temple-Inland Inc.	45,000	2,368
			3,185,899
Telecommunication Services (0.6%)
	Sprint Nextel Corp.	11,140,000	211,660
Total Common Stocks
(Cost $19,721,813)			33,326,618

13

		Market
		Value•
	Shares	($000)
Temporary Cash Investments (2.3%)
2 Vanguard Market Liquidity
Fund, 5.153%	673,559,795	673,560
2 Vanguard Market Liquidity
Fund, 5.153%—Note F	118,179,000	118,179
Total Temporary Cash Investments
(Cost $791,739)		791,739
Total Investments (100.3%)
(Cost $20,513,552)		34,118,357
Other Assets and Liabilities (–0.3%)
Other Assets—Note C		118,207
Liabilities—Note F		(237,193)
		(118,986)
Net Assets (100%)		33,999,371

At September 30, 2007, net assets consisted of: [3]
Amount
($000)
Paid-in Capital	18,841,122
Undistributed Net Investment Income	104,080
Accumulated Net Realized Gains	1,449,359
Unrealized Appreciation
Investment Securities	13,604,805
Foreign Currencies	5
Net Assets	33,999,371

Investor Shares—Net Assets
Applicable to 301,139,154 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	23,434,701
Net Asset Value Per Share—
Investor Shares	$77.82

Admiral Shares—Net Assets
Applicable to 130,710,932 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	10,564,670
Net Asset Value Per Share—
Admiral Shares	$80.82

• See Note A in Notes to Financial Statements .

* Non-income-producing security.

^ Part of security position is on loan to broker-dealers. See Note F in Notes to Financial Statements .

1 Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company. See Note H in Notes to Financial Statements .

2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3 See Note D in Notes to Financial Statements for the tax-basis components of net assets.

ADR—American Depositary Receipt.

14

Statement of Operations

Year Ended
September 30, 2007
($000)
Investment Income
Income
Dividends[1,2]	286,531
Interest[2]	50,037
Security Lending	2,479
Total Income	339,047
Expenses
Investment Advisory Fees—Note B	67,163
The Vanguard Group—Note C
Management and Administrative
Investor Shares	44,869
Admiral Shares	7,744
Marketing and Distribution
Investor Shares	3,904
Admiral Shares	1,455
Custodian Fees	441
Auditing Fees	23
Shareholders’ Reports
Investor Shares	312
Admiral Shares	82
Trustees’ Fees and Expenses	43
Total Expenses	126,036
Net Investment Income	213,011
Realized Net Gain (Loss)
Investment Securities Sold [2]	1,902,244
Foreign Currencies	102
Realized Net Gain (Loss)	1,902,346
Change in Unrealized Appreciation (Depreciation)
Investment Securities	3,159,865
Foreign Currencies	(39)
Change in Unrealized Appreciation (Depreciation)	3,159,826
Net Increase (Decrease) in Net Assets Resulting from Operations	5,275,183

1 Dividends are net of foreign withholding taxes of $6,077,000.

2 Dividend income, interest income, and realized net gain (loss) from affiliated companies of the fund were $15,005,000, $50,037,000, and $719,896,000, respectively.

15

Statement of Changes in Net Assets

	Year Ended September 30,
	2007	2006
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	213,011	199,152
Realized Net Gain (Loss)	1,902,346	1,712,223
Change in Unrealized Appreciation (Depreciation)	3,159,826	1,447,623
Net Increase (Decrease) in Net Assets Resulting from Operations	5,275,183	3,358,998
Distributions
Net Investment Income
Investor Shares	(134,480)	(120,479)
Admiral Shares	(68,524)	(50,404)
Realized Capital Gain [1]
Investor Shares	(1,222,618)	(595,528)
Admiral Shares	(498,927)	(211,443)
Total Distributions	(1,924,549)	(977,854)
Capital Share Transactions—Note G
Investor Shares	(733,663)	(553,866)
Admiral Shares	1,011,830	969,966
Net Increase (Decrease) from Capital Share Transactions	278,167	416,100
Total Increase (Decrease)	3,628,801	2,797,244
Net Assets
Beginning of Period	30,370,570	27,573,326
End of Period[2]	33,999,371	30,370,570

1 Includes fiscal 2007 short-term gain distributions totaling $16,355,000. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

2 Net Assets—End of Period includes undistributed net investment income of $104,080,000 and $108,084,000.

16

Financial Highlights

Investor Shares

				Sept. 1,
		Year Ended		2004, to	Year Ended
For a Share Outstanding		September 30,		Sept. 30,	August 31,
Throughout Each Period	2007	2006	2005	2004[1]	2004	2003
Net Asset Value,
Beginning of Period	$70.30	$64.79	$57.18	$54.93	$48.50	$39.51
Investment Operations
Net Investment Income	.46	.437	.511[2]	.03	.25	.23
Net Realized and Unrealized
Gain (Loss) on Investments	11.50	7.367	7.544	2.22	6.39	8.97
Total from
Investment Operations	11.96	7.804	8.055	2.25	6.64	9.20
Distributions
Dividends from
Net Investment Income	(.44)	(.386)	(.445)	—	(.21)	(.21)
Distributions from
Realized Capital Gains	(4.00)	(1.908)	—	—	—	—
Total Distributions	(4.44)	(2.294)	(.445)	—	(.21)	(.21)
Net Asset Value,
End of Period	$77.82	$70.30	$64.79	$57.18	$54.93	$48.50

Total Return[3]	17.77%	12.30%	14.13%	4.10%	13.72%	23.41%

Ratios/Supplemental Data
Net Assets,
End of Period (Millions)	$23,435	$21,828	$20,643	$20,933	$20,115	$16,886
Ratio of Total Expenses to
Average Net Assets	0.43%	0.46%	0.46%	0.45%*	0.46%	0.51%
Ratio of Net Investment
Income to Average Net Assets	0.62%	0.64%	0.85%[2]	0.57%*	0.48%	0.56%
Portfolio Turnover Rate	11%	10%	12%	1%	9%	12%

1 The fund’s fiscal year-end changed from August 31 to September 30, effective September 30, 2004.

2 Net investment income per share and the ratio of net investment income to average net assets include $.144 and 0.24%, respectively, resulting from a special dividend from Microsoft Corp. in December 2004.

3 Total returns do not reflect the 1% fee assessed on redemptions after March 23, 2005, of shares held for less than one year, or the 1% fee assessed until March 23, 2005, on shares purchased on or after April 23, 2001, and held for less than five years. Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

* Annualized.

17

Admiral Shares

				Sept. 1,
		Year Ended		2004, to	Year Ended
For a Share Outstanding		September 30,		Sept. 30,	August 31,
Throughout Each Period	2007	2006	2005	2004[1]	2004	2003
Net Asset Value,
Beginning of Period	$73.03	$67.28	$59.36	$57.02	$50.34	$41.00
Investment Operations
Net Investment Income	.58	.562	.636[2]	.03	.35	.295
Net Realized and Unrealized
Gain (Loss) on Investments	11.93	7.640	7.836	2.31	6.62	9.310
Total from
Investment Operations	12.51	8.202	8.472	2.34	6.97	9.605
Distributions
Dividends from
Net Investment Income	(.57)	(.472)	(.552)	—	(.29)	(.265)
Distributions from
Realized Capital Gains	(4.15)	(1.980)	—	—	—	—
Total Distributions	(4.72)	(2.452)	(.552)	—	(.29)	(.265)
Net Asset Value,
End of Period	$80.82	$73.03	$67.28	$59.36	$57.02	$50.34

Total Return[3]	17.91%	12.45%	14.33%	4.10%	13.88%	23.58%

Ratios/Supplemental Data
Net Assets,
End of Period (Millions)	$10,565	$8,542	$6,930	$3,773	$3,605	$2,067
Ratio of Total Expenses to
Average Net Assets	0.31%	0.31%	0.31%	0.30%*	0.31%	0.37%
Ratio of Net Investment
Income to Average Net Assets	0.74%	0.79%	0.96%[2]	0.72%*	0.63%	0.69%
Portfolio Turnover Rate	11%	10%	12%	1%	9%	12%

1 The fund’s fiscal year-end changed from August 31 to September 30, effective September 30, 2004.

2 Net investment income per share and the ratio of net investment income to average net assets include $.149 and 0.24%, respectively, resulting from a special dividend from Microsoft Corp. in December 2004.

3 Total returns do not reflect the 1% fee assessed on redemptions after March 23, 2005, of shares held for less than one year, or the 1% fee previously assessed on shares held for less than five years.

* Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

18

Notes to Financial Statements

Vanguard PRIMECAP Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund files reports with the SEC under the company name Vanguard Chester Funds. The fund offers two classes of shares, Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, tenure, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

19

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on redemptions of capital shares are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. PRIMECAP Management Company provides investment advisory services to the fund for a fee calculated at an annual percentage rate of average net assets. For the year ended September 30, 2007, the investment advisory fee represented an effective annual rate of 0.21% of the fund’s average net assets.

C. The Vanguard Group furnishes at cost corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At September 30, 2007, the fund had contributed capital of $2,830,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 2.83% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended September 30, 2007, the fund realized net foreign currency gains of $102,000, which increased distributable net income for tax purposes; accordingly, such gains have been reclassified from accumulated net realized gains to undistributed net investment income.

The fund used a tax accounting practice to treat a portion of the price of capital shares redeemed during the year as distributions from net investment income and realized capital gains. Accordingly, the fund has reclassified $14,113,000 from undistributed net investment income, and $122,605,000 from accumulated net realized gains, to paid-in capital.

For tax purposes, at September 30, 2007, the fund had $191,740,000 of ordinary income and $1,409,211,000 of long-term capital gains available for distribution.

At September 30, 2007, the cost of investment securities for tax purposes was $20,513,552,000. Net unrealized appreciation of investment securities for tax purposes was $13,604,805,000, consisting of unrealized gains of $14,545,579,000 on securities that had risen in value since their purchase and $940,774,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the year ended September 30, 2007, the fund purchased $3,358,397,000 of investment securities and sold $4,600,256,000 of investment securities, other than temporary cash investments.

20

F. The market value of securities on loan to broker-dealers at September 30, 2007, was $114,452,000, for which the fund received cash collateral of $118,179,000.

G. Capital share transactions for each class of shares were:

		Year Ended September 30,
		2007		2006
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	1,811,548	25,085	1,953,345	28,851
Issued in Lieu of Cash Distributions	1,339,306	19,279	705,002	10,739
Redeemed[1]	(3,884,517)	(53,726)	(3,212,213)	(47,710)
Net Increase (Decrease)—Investor Shares	(733,663)	(9,362)	(553,866)	(8,120)
Admiral Shares
Issued	1,527,181	20,281	1,539,872	22,010
Issued in Lieu of Cash Distributions	536,593	7,443	247,413	3,631
Redeemed[1]	(1,051,944)	(13,979)	(817,319)	(11,681)
Net Increase (Decrease)—Admiral Shares	1,011,830	13,745	969,966	13,960

1 Net of redemption fees of $1,507,000, and $672,000 (fund totals).

21

H. Certain of the fund’s investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company. Transactions during the period in securities of these companies were as follows:

		Current-Period Transactions
	Sept. 30, 2006		Proceeds from		Sept. 30, 2007
	Market	Purchases	Securities	Dividend	Market
	Value	at Cost	Sold	Income	Value
	($000)	($000)	($000)	($000)	($000)
Adobe Systems, Inc.	1,265,810	—	340,970	—	n/a1
Alaska Air Group, Inc.	96,621	—	—	—	58,649
Biogen Idec Inc.	810,094	—	235,024	—	n/a1
Citrix Systems, Inc.	347,616	10,815	—	—	401,184
Granite Construction Co.	168,052	—	100,605	670	n/a1
MacDermid, Inc.	55,487	—	59,535	204	—
Millipore Corp.	172,866	—	—	—	213,756
Plantronics, Inc.	82,417	—	—	940	134,228
Pogo Producing Co.	133,497	—	—	978	173,139
Potash Corp. of
Saskatchewan, Inc.	713,847	—	291,484	3,847	n/a1
Tektronix, Inc.	191,794	—	64,435	1,572	132,359
Whirlpool Corp.	n/a2	33,730	—	6,794	356,400
	4,038,101			15,005	1,469,715

I. In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements, and is effective for the fund’s fiscal year beginning October 1, 2007. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended August 31, 2004–September 30, 2007) for purposes of implementing FIN 48, and has concluded that as of September 30, 2007, no provision for income tax would be required in the fund’s financial statements.

1 At September 30, 2007, the security is still held but the issuer is no longer an affiliated company of the fund.

2 At September 30, 2006, the issuer was not an affiliated company of the fund.

22

Report of Independent Registered Public Accounting Firm

To the Trustees of Vanguard Chester Funds and the Shareholders of Vanguard PRIMECAP Fund:

In our opinion, the accompanying statement of net assets, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard PRIMECAP Fund (the “Fund”) at September 30, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2007 by correspondence with the custodian and by agreement to the underlying ownership records for Vanguard Market Liquidity Fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

November 7, 2007

Special 2007 tax information (unaudited) for Vanguard PRIMECAP Fund

This information for the fiscal year ended September 30, 2007, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $1,824,956,000 as capital gain dividends (from net long-term capital gains) to shareholders during the fiscal year.

The fund distributed $219,359,000 of qualified dividend income to shareholders during the fiscal year.

For corporate shareholders, 90.8% of investment income (dividend income plus short-term gains, if any) qualifies for the dividends-received deduction.

23

Your Fund’s After-Tax Returns

This table presents returns for your fund both before and after taxes. The after-tax returns are shown in two ways: (1) assuming that an investor owned the fund during the entire period and paid taxes on the fund’s distributions, and (2) assuming that an investor paid taxes on the fund’s distributions and sold all shares at the end of each period.

Calculations are based on the highest individual federal income tax and capital gains tax rates in effect at the times of the distributions and the hypothetical sales. State and local taxes were not considered. After-tax returns reflect any qualified dividend income, using actual prior-year figures and estimates for 2007. (In the example, returns after the sale of fund shares may be higher than those assuming no sale. This occurs when the sale would have produced a capital loss. The calculation assumes that the investor received a tax deduction for the loss.)

The table shows returns for Investor Shares only; returns for other share classes will differ. Please note that your actual after-tax returns will depend on your tax situation and may differ from those shown. Also note that if you own the fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to you. Such accounts are not subject to current taxes.

Finally, keep in mind that a fund’s performance—whether before or after taxes—does not guarantee future results.

Average Annual Total Returns: PRIMECAP Fund Investor Shares[1]
Periods Ended September 30, 2007
	One	Five	Ten
	Year	Years	Years
Returns Before Taxes	17.77%	19.57%	9.86%
Returns After Taxes on Distributions	16.71	19.15	9.00
Returns After Taxes on Distributions and Sale of Fund Shares	12.74	17.25	8.33

1 Total returns do not reflect the 1% fee assessed on redemptions of shares held for less than one year, or the 1% fee assessed until March 23, 2005, on shares purchased on or after April 23, 2001, and held for less than five years. Nor do they include the account service fee that may be applicable to certain accounts with balances below $10,000.

24

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended September 30, 2007
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
PRIMECAP Fund	3/31/2007	9/30/2007	Period[1]
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,127.17	$2.13
Admiral Shares	1,000.00	1,127.67	1.65
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,023.06	$2.03
Admiral Shares	1,000.00	1,023.51	1.57

1 The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.40% for Investor Shares and 0.31% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

25

Note that the expenses shown in the table on page 25 are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include the 1% fee on redemptions of shares held for less than one year, nor do they include the account service fee described in the prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

26

Trustees Approve Advisory Agreement

The board of trustees of Vanguard PRIMECAP Fund has renewed the fund’s investment advisory agreement with PRIMECAP Management Company. The board determined that the retention of the advisor was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of PRIMECAP Management’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the agreement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board considered the quality of the fund’s investment management over both the short and long term and took into account the organizational depth and stability of the firm. The board noted that PRIMECAP Management, founded in 1983, is recognized for its long-term approach to growth equity investing. The firm has managed the fund since its inception in 1984. Six experienced portfolio managers are responsible for separate subportfolios, and each portfolio manager employs a fundamental, research-driven approach in seeking to identify companies with long-term growth potential that have been overlooked by the market and are trading at attractive valuation levels.

The board concluded that PRIMECAP Management’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory agreement.

Investment performance

The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance of a relevant benchmark and peer group. The board concluded that PRIMECAP Management has carried out its investment strategy in disciplined fashion, and the results have been solid. Information about the fund’s most recent performance can be found in the Performance Summary section of this report.

Cost

The board concluded that the fund’s expense ratio was far below the average expense ratio charged by funds in its peer group. The board noted that the fund’s advisory fee rate was also well below the peer-group average. Information about the fund’s expense ratio appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements section, which also includes information about the advisory fee rate. The board did not consider profitability of PRIMECAP Management in determining whether to approve the advisory fee, because PRIMECAP Management is independent of Vanguard and the advisory fee is the result of arm’s-length negotiations.

The benefit of economies of scale

The board concluded that the fund’s shareholders benefit from economies of scale because of breakpoints in the fund’s advisory fee schedule. The breakpoints reduce the effective rate of the fee as the fund’s assets increase.

The board will consider whether to renew the advisory agreement again after a one-year period.

27

Glossary

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. A fund’s beta should be reviewed in conjunction with its R-squared (see definition below). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Foreign Holdings. The percentage of a fund represented by stocks or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Yield. A snapshot of a fund’s income from interest and dividends. The yield, expressed as a percentage of the fund’s net asset value, is based on income earned over the past 30 days and is annualized, or projected forward for the coming year. The index yield is based on the current annualized rate of income provided by securities in the index.

28

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds. Among board members’ responsibilities are selecting investment advisors for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

Each trustee serves a fund until its termination; or until the trustee’s retirement, resignation, or death; or otherwise as specified in the fund’s organizational documents. Any trustee may be removed at a shareholders’ meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

Chairman of the Board, Chief Executive Officer, and Trustee

John J. Brennan[1]
Born 1954	Principal Occupation(s) During the Past Five Years: Chairman of the Board,
Trustee since May 1987;	Chief Executive Officer, and Director/Trustee of The Vanguard Group, Inc.,
Chairman of the Board and	and of each of the investment companies served by The Vanguard Group.
Chief Executive Officer
148 Vanguard Funds Overseen

Independent Trustees

Charles D. Ellis
Born 1937	Principal Occupation(s) During the Past Five Years: Applecore Partners (pro
Trustee since January 2001	bono ventures in education); Senior Advisor to Greenwich Associates
148 Vanguard Funds Overseen	(international business strategy consulting); Successor Trustee of Yale
University; Overseer of the Stern School of Business at New York University;
Trustee of the Whitehead Institute for Biomedical Research.

Rajiv L. Gupta
Born 1945	Principal Occupation(s) During the Past Five Years: Chairman, President, and
Trustee since December 2001[2]	Chief Executive Officer of Rohm and Haas Co. (chemicals); Board Member of
148 Vanguard Funds Overseen	the American Chemistry Council; Director of Tyco International, Ltd. (diversified manufacturing and services) since 2005; Trustee of Drexel University and of the
Chemical Heritage Foundation.

Amy Gutmann
Born 1949	Principal Occupation(s) During the Past Five Years: President of the University
Trustee since June 2006	of Pennsylvania since 2004; Professor in the School of Arts and Sciences,
148 Vanguard Funds Overseen	Annenberg School for Communication, and Graduate School of Education of the
University of Pennsylvania since 2004; Provost (2001–2004) and Laurance S.
Rockefeller Professor of Politics and the University Center for Human Values
(1990–2004), Princeton University; Director of Carnegie Corporation of New
York since 2005 and of Schuylkill River Development Corporation and Greater
Philadelphia Chamber of Commerce since 2004.

JoAnn Heffernan Heisen
Born 1950	Principal Occupation(s) During the Past Five Years: Corporate Vice President
Trustee since July 1998	and Chief Global Diversity Officer since 2006, Vice President and Chief
148 Vanguard Funds Overseen	Information Officer (1997–2005), and Member of the Executive Committee of
Johnson &Johnson (pharmaceuticals/consumer products); Director of the
University Medical Center at Princeton and Women’s Research and Education
Institute.

André F. Perold
Born 1952	Principal Occupation(s) During the Past Five Years: George Gund Professor of
Trustee since December 2004	Finance and Banking, Harvard Business School; Senior Associate Dean, Director
148 Vanguard Funds Overseen	of Faculty Recruiting, and Chair of Finance Faculty, Harvard Business School;
Director and Chairman of UNX, Inc. (equities trading firm) since 2003; Chair of the Investment Committee of HighVista Strategies LLC (private investment firm)
since 2005.

Alfred M. Rankin, Jr.
Born 1941	Principal Occupation(s) During the Past Five Years: Chairman, President, Chief
Trustee since January 1993	Executive Officer, and Director of NACCO Industries, Inc. (forklift
148 Vanguard Funds Overseen	trucks/housewares/lignite); Director of Goodrich Corporation (industrial products/aircraft systems and services).

J. Lawrence Wilson
Born 1936	Principal Occupation(s) During the Past Five Years: Retired Chairman and Chief
Trustee since April 1985	Executive Officer of Rohm and Haas Co. (chemicals); Director of Cummins Inc.
148 Vanguard Funds Overseen	(diesel engines) and AmerisourceBergen Corp. (pharmaceutical distribution);
Trustee of Vanderbilt University and of Culver Educational Foundation.

Executive Officers[1]

Thomas J. Higgins
Born 1957	Principal Occupation(s) During the Past Five Years: Principal of The Vanguard
Treasurer since July 1998	Group, Inc.;Treasurer of each of the investment companies served by The
148 Vanguard Funds Overseen	Vanguard Group.

Heidi Stam
Born 1956	Principal Occupation(s) During the Past Five Years: Managing Director of The
Secretary since July 2005	Vanguard Group, Inc., since 2006; General Counsel of The Vanguard Group
148 Vanguard Funds Overseen	since 2005; Secretary of The Vanguard Group, and of each of the investment companies served by The Vanguard Group, since 2005; Principal of The
Vanguard Group (1997–2006).

Vanguard Senior Management Team

R. Gregory Barton	Kathleen C. Gubanich	F. William McNabb, III	Ralph K. Packard
Mortimer J. Buckley	Paul A. Heller	Michael S. Miller	George U. Sauter

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Officers of the funds are “interested persons” as defined in the Investment Company Act of 1940.

2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

More information about the trustees is in the Statement of Additional Information, available from The Vanguard Group.

P.O. Box 2600

Valley Forge, PA 19482-2600

Connect with Vanguard®	>	www.vanguard.com

Fund Information > 800-662-7447	Vanguard, Admiral, Connect with Vanguard, Flagship ,
and the ship logo are trademarks of The Vanguard
Direct Investor Account Services > 800-662-2739	Group, Inc.

Institutional Investor Services > 800-523-1036	All other marks are the exclusive property of their
respective owners.
Text Telephone for People
With Hearing Impairment > 800-952-3335	All comparative mutual fund data are from Lipper Inc.
or Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting our website, www.vanguard.com,
This material may be used in conjunction	and searching for “proxy voting guidelines,” or by
with the offering of shares of any Vanguard	calling Vanguard at 800-662-2739. The guidelines are
fund only if preceded or accompanied by	also available from the SEC’s website, www.sec.gov.
the fund’s current prospectus.	In addition, you may obtain a free report on how your
fund voted the proxies for securities it owned during
the 12 months ended June 30. To get the report, visit
either www.vanguard.com or www.sec.gov.

You can review and copy information about your fund
at the SEC’s Public Reference Room in Washington,
D.C.To find out more about this public service, call the
SEC at 202-551-8090. Information about your fund is
also available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-0102.

© 2007 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q590 112007

>  The broad U.S. stock market returned 17.1% during the fiscal year ended September 30, 2007; the market climbed steadily until August, when it dipped sharply before recovering again in September.

>  For the 12 months, returns for the six Target Retirement Funds in this report ranged from 9.4% for the most income-oriented fund to 16.5% for the 2025 fund, which has the highest allocation to equities.

>  For the Target Retirement Funds, performance during the fiscal year depended on where each fund stood on the maturity-year spectrum; all of the funds produced returns in line with their respective asset allocations.

Contents

Your Fund’s Total Returns	1
Chairman’s Letter	2
Target Retirement Income Fund	9
Target Retirement 2005 Fund	18
Target Retirement 2010 Fund	27
Target Retirement 2015 Fund	35
Target Retirement 2020 Fund	43
Target Retirement 2025 Fund	51
Your Fund’s After-Tax Returns	61
About Your Fund’s Expenses	63
Glossary	65

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the cover of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Total Returns

Fiscal Year Ended September 30, 2007
	Ticker	Total
	Symbol	Returns
Vanguard Target Retirement Income Fund	VTINX	9.4%
Target Income Composite Index[1]		9.3
Target Income Composite Average[2]		9.0

Vanguard Target Retirement 2005 Fund	VTOVX	11.6%
Target 2005 Composite Index[1]		11.3
Target 2005 Composite Average[2]		11.2

Vanguard Target Retirement 2010 Fund	VTENX	13.0%
Target 2010 Composite Index[1]		12.9
Target 2010 Composite Average[2]		12.9

Vanguard Target Retirement 2015 Fund	VTXVX	14.3%
Target 2015 Composite Index[1]		14.2
Target 2015 Composite Average[2]		14.3

Vanguard Target Retirement 2020 Fund	VTWNX	15.2%
Target 2020 Composite Index[1]		15.3
Target 2020 Composite Average[2]		15.4

Vanguard Target Retirement 2025 Fund	VTTVX	16.5%
Target 2025 Composite Index[1]		16.4
Target 2025 Composite Average[2]		16.6

1  Returns for the composite indexes are derived by applying the funds’ target allocations to the results of the following benchmarks: for U.S. stocks, the Morgan Stanley Capital International (MSCI) US Broad Market Index; for international stocks, the MSCI Europe, Australasia, Far East Index and the MSCI Emerging Markets Index; for bonds, the Lehman U.S. Aggregate Bond Index and the Lehman U.S. Treasury Inflation Notes Index; and for short-term reserves, the Citigroup 3-Month Treasury Bill Index. The composite index changes over time with the fund’s asset allocation.

2  Each composite average weighs the average returns of the appropriate mutual fund peer groups in proportion with the targeted weighting of the specific Target Retirement Fund. All together, the composites use returns for the average fixed income fund, the average intermediate-term Treasury fund, the average Treasury inflation-protected securities fund, the average money market fund, the average general equity fund, the average international fund, and the average emerging markets fund. These returns are derived from data provided by Lipper Inc.

Chairman’s Letter

Dear Shareholder,

During the fiscal year ended September 30, 2007, returns for domestic stocks were strong, and bond returns were positive, though comparatively modest. The Target Retirement Funds with larger weightings in international markets fared best during the period, as stocks abroad continued to outperform domestic equities by a wide margin.

The six Target Retirement Funds included in this report all produced gains in line with their respective asset allocations. The returns ranged from 9.4% for the Target Retirement Income Fund, which has the heaviest allocation to bonds, to 16.5% for the Target Retirement 2025 Fund, with its heavy allocation to stocks, including exposure to strongly performing equities in Europe, the Pacific, and emerging markets.

Strong returns for U.S. stocks; even better for markets abroad

U.S. stocks produced excellent returns for the fiscal year. The gains came despite a midsummer shakeup brought on by problems in the subprime mortgage-loan market. Financials stocks—which represent a sizable share of the U.S. market’s value—were hardest hit, as investment banking and consumer lending businesses throttled back.

The broad U.S. equity market returned 17.1% for the year. Returns from large-capitalization stocks outpaced those of small-caps, and growth-oriented stocks outperformed their value-oriented counterparts. As investors took account of risk, they seemed to exhibit a preference for large-cap growth stocks, which seem better positioned to thrive in a period of economic uncertainty.

Although not immune from the effects of the turmoil in U.S. credit markets, international stocks handily surpassed the returns of domestic stocks over the 12 months. The dollar’s ongoing weakness further enhanced foreign market gains for U.S.-based investors.

The bond market was shaken, but regained ground in the end

Turmoil in the corporate bond and subprime lending markets caused a “flight to quality” that drove prices of U.S. Treasury bonds sharply higher, particularly toward the end of the fiscal period. As the bonds’ prices rose, their yields fell. The declines were greatest among Treasury securities with the shortest maturities. The yield of the 3-month Treasury bill, which started the fiscal year at 4.89%, dropped more than a full percentage point to 3.81%.

As short-term yields fell, the yield curve—which illustrates the relationship between short- and long-term bond yields—returned to its usual, upward-sloping pattern. The curve had been mildly inverted at the start of the period, with yields of shorter-term bonds above those of longer-term issues. For the year ended September 30, the broad taxable bond market returned 5.1%. Returns from tax-exempt bonds were lower, as these issues did not benefit from the late-summer rally in Treasuries.

Market Barometer
	Average Annual Total Returns
	Periods Ended September 30, 2007
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	16.9%	13.8%	16.0%
Russell 2000 Index (Small-caps)	12.3	13.4	18.8
Dow Jones Wilshire 5000 Index (Entire market)	17.1	14.0	16.5
MSCI All Country World Index ex USA (International)	31.1	26.5	26.3

Bonds
Lehman U.S. Aggregate Bond Index (Broad taxable market)	5.1%	3.9%	4.1%
Lehman Municipal Bond Index	3.1	3.9	4.0
Citigroup 3-Month Treasury Bill Index	5.0	4.0	2.8

CPI
Consumer Price Index	2.8%	3.2%	2.9%

Healthy performance across the maturity-year spectrum

During the fiscal year, performance for the Vanguard Target Retirement Funds depended on where each fund stood on the retirement-year spectrum. The lowest return came from the Target Retirement Income Fund, which is designed for investors in or near retirement. It has the highest exposure to bonds, and about 5% of the portfolio is invested in money markets. At the other end of the spectrum, the fund with the most distant retirement date in this group, Target Retirement Fund 2025, is the most aggressive, with 16% of its assets in international stocks, 63% in U.S. stocks, and 21% in bonds as of September 30, and its return was the highest.

Each Target Retirement Fund includes a mix of stock, bond, and money market funds, with that mix calibrated according to the fund’s target maturity date. As the retirement date approaches, these allocations shift to become more conservative, and more income-oriented. The funds designed for investors in or closest to retirement—the Target Retirement

Asset Allocations on September 30, 2007
			Short-term
	Stocks[1]	Bonds	Investments
Income[2]	30%	65%	5%
2005	45	54	1
2010	55	45	0
2015	64	36	0
2020	72	28	0
2025	79	21	0

1  As of September 30, 2007, international stock weightings for the Income, 2005, 2010, 2015, 2020, and 2025 Funds were 6%, 9%, 11%, 13%, 15%, and 16% of assets, respectively.

2  Allocations do not change.

Income Fund and the Target Retirement 2005 Fund—both hold some portion of their assets in Vanguard Prime Money Market Fund and Vanguard Inflation-Protected Securities Fund, which are designed to provide shareholders with a combination of inflation protection and stability. The Inflation-Protected Securities Fund seeks to insulate investors against the long-term effects of inflation while also providing some protection from unexpected short-term inflationary spikes.

Over the 12 months, the best performers among the underlying Vanguard funds represented in the Target Retirement series were the international funds: Vanguard Emerging Markets Stock Index Fund (+58.2%), European Stock Index Fund (+27.8%), and Pacific Stock Index Fund (+18.8%). The funds with more modest gains included Vanguard Total Bond Market Index Fund and the Inflation-Protected Securities Fund, which returned 5.1% and 4.8%, respectively.

Total Returns
Inception[1] through September 30, 2007
Average Annual
Total Return
Vanguard Target Retirement Income Fund	6.5%
Target Income Composite Index	6.6
Target Income Composite Average[2]	6.1
Vanguard Target Retirement 2005 Fund	7.8
Target 2005 Composite Index	7.9
Target 2005 Composite Average[2]	7.4
Vanguard Target Retirement 2010 Fund	13.9
Target 2010 Composite Index	13.8
Target 2010 Composite Average[2]	12.6
Vanguard Target Retirement 2015 Fund	9.9
Target 2015 Composite Index	9.9
Target 2015 Composite Average[2]	9.4
Vanguard Target Retirement 2020 Fund	16.2
Target 2020 Composite Index	16.2
Target 2020 Composite Average[2]	14.9
Vanguard Target Retirement 2025 Fund	11.3
Target 2025 Composite Index	11.3
Target 2025 Composite Average[2]	10.6

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

1  For the Income, 2005, 2015, and 2025 Funds, inception was October 27, 2003; for the 2010 and 2020 Funds, inception was June 7, 2006.

2  Derived from data provided by Lipper Inc.

Competitive returns with low costs

As a series, the Vanguard Target Retirement Funds gradually march toward more conservative, age-appropriate asset allocations. To accomplish this, the funds rely on cost-efficient Vanguard index funds to capture the returns of the stock and bond markets.

The competitive performance of the funds since their inception has been excellent. As you can see in the table on page 5, each of the Target Retirement Funds falls within 0.1 percentage point of the performance of its composite benchmark index, which reflects market performance but with no transaction or management fees subtracted.

When compared to an appropriate composite of mutual-fund peers, each fund’s return comes out on top.

Over time, the low costs of Vanguard Target Retirement Funds should continue to provide a distinct advantage. For a look at how the funds stack up against their competitors in terms of costs, please see the table below.

An appropriate solution for retirement investing

As the past year has demonstrated, there’s no way to know what will happen in the stock market tomorrow, much less next month or next year. Long term, what’s the best strategy to follow when the markets remain so volatile?

Expense Ratios
Your fund compared with its peer group
	Acquired Fund	Peer-Group
	Fees and	Expense
	Expenses[1]	Ratio[2]
Income	0.19%	1.10%
2005	0.19	1.22
2010	0.20	1.28
2015	0.19	1.32
2020	0.20	1.35
2025	0.19	1.38

1  This figure represents a weighted average of the annualized expense ratios and any fees charged by the underlying mutual funds in which the Target Retirement Funds invest. The Target Retirement Funds do not charge any expenses or fees of their own. Acquired is a term that the Securities and Exchange Commission applies to any mutual fund whose shares are owned by another fund.

2  Peer groups are (from top to bottom) the Target Income Composite Average, the Target 2005 Composite Average, the Target 2010 Composite Average, the Target 2015 Composite Average, the Target 2020 Composite Average, and the Target 2025 Composite Average. Each average is a blended composite that weights the return of the average comparable mutual fund for each asset class in proportion to the target weighting of the appropriate Target Retirement Fund. Peer-group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2006.

The best way to put together a long-term investment program is to select a diversified mix of stock, bond, and money market mutual funds that fits your goals, time horizon, and tolerance for risk. In the short term, a balanced portfolio is unlikely to deliver the best or worst returns, but it can help you to reap the rewards of the markets’ best-performing assets while diluting the poor returns of the worst-performing ones.

The Vanguard Target Retirement Funds put this counsel into practice by providing investors with portfolios that offer a straightforward, age-appropriate solution to their retirement investment needs.

By selecting a Target Retirement Fund, you have chosen an investment designed to be balanced appropriately, at any time, given your target date for retirement.

Thank you for investing with Vanguard.

Sincerely,

John J. Brennan

Chairman and Chief Executive Officer

October 10, 2007

Your Fund’s Performance at a Glance
September 30, 2006–September 30, 2007

	Starting	Ending	Distributions Per Share
	Share	Share	Income	Capital	SEC
	Price	Price	Dividends	Gains	Yield[1]
Income	$10.52	$11.08	$0.410	$0.000	3.92%
2005	11.38	12.31	0.360	0.000	3.44
2010	21.01	23.54	0.180	0.000	3.13
2015	12.10	13.49	0.310	0.000	2.85
2020	21.14	24.15	0.190	0.000	2.60
2025	12.51	14.26	0.290	0.000	2.34

1  Thirty-day advertised yield net of expenses at month-end.

Target Retirement Income Fund

Fund Profile
As of September 30, 2007

Financial Attributes

Yield	3.9%
Expense Ratio	0%
Acquired Fund Fees and Expenses[1]	0.19%

Volatility Measures[2]
Fund Versus
Composite Index[3]
R-Squared	0.99
Beta	1.02

Allocation to Underlying Vanguard Funds

Total Bond Market Index Fund	45.0%
Total Stock Market Index Fund	24.1
Inflation-Protected Securities Fund	19.9
Prime Money Market Find	4.7
European Stock Index Fund	3.6
Pacific Stock Index Fund	1.6
Emerging Markets Stock Index Fund	1.1
Total	100.0%

Fund Asset Allocation

Equity Investment Focus

Fixed Income Investment Focus

1  This figure represents a weighted average of the annualized expense ratios and any fees charged by the underlying mutual funds in which the fund invests. The fund does not charge any expenses or fees of its own. Acquired is a term that the Securities and Exchange Commission applies to any mutual fund whose shares are owned by another fund.

2  For an explanation of R-squared, beta, and other terms used here, see the Glossary on page 80.

3  The Target Income Composite Index is derived by applying the fund’s target allocation to a set of unmanaged benchmarks, weighted as follows at the fiscal year-end: 45% Lehman U.S. Aggregate Bond Index, 24% MSCI US Broad Market Index, 20% Lehman U.S. Treasury Inflation Notes Index, 5% Citigroup 3-Month Treasury Index, 5% MSCI EAFE Index, and 1% MSCI Emerging Markets Index. The MSCI US Broad Market Index replaced the Dow Jones Wilshire 5000 Index in the composite index on April 23, 2005. The MSCI Emerging Markets Index replaced the Select Emerging Markets Index on August 24, 2006. The composite index changes over time with the fund’s asset allocation.

Target Retirement Income Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 27, 2003–September 30, 2007

Initial Investment of $10,000

	Average Annual Total Returns		Final Value
	Periods Ended September 30, 2007		of a $10,000
	One Year	Since Inception[1]	Investment
Vanguard Target Retirement Income Fund[2]	9.36%	6.51%	$12,810
Lehman U.S. Aggregate Bond Index	5.14	4.14	11,728
Target Income Composite Index[3]	9.33	6.58	12,845
Target Income Composite Average[4]	9.01	6.09	12,611

Fiscal-Year Total Returns (%): October 27, 2003–September 30, 2007
				Target
				Income
Fiscal	Capital	Income	Total	Composite
Year	Return	Return	Return	Index[3]
2004	3.3%	2.9%	6.2%	6.3%
2005	2.1	3.6	5.7	5.8
2006	0.1	4.3	4.4	4.5
2007	5.3	4.1	9.4	9.3

1  Performance for the fund and its comparative standards is calculated since the fund’s inception date: October 27, 2003.

2  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

3  The Target Income Composite Index is derived by applying the fund’s target allocation to a set of unmanaged benchmarks, weighted as follows at the fiscal year-end: 45% Lehman U.S. Aggregate Bond Index, 24% MSCI US Broad Market Index, 20% Lehman U.S. Treasury Inflation Notes Index, 5% Citigroup 3-Month Treasury Index, 5% MSCI EAFE Index, and 1% MSCI Emerging Markets Index. The MSCI US Broad Market Index replaced the Dow Jones Wilshire 5000 Index in the composite index on April 23, 2005. The MSCI Emerging Markets Index replaced the Select Emerging Markets Index on August 24, 2006. The composite index changes over time with the fund’s asset allocation.

4  The Target Income Composite Average is derived by applying the fund’s target allocation to a set of peer-group averages, weighted as follows at the fiscal year-end: 45% average fixed income fund, 24% average general equity fund, 20% average Treasury inflation-protected securities fund, 5% average money market fund, 5% average international fund, and 1% average emerging markets fund. The composite average changes over time with the fund’s asset allocation. Derived from data provided by Lipper Inc.

Note: See Financial Highlights table on page 17 for dividend and capital gains information.

Target Retirement Income Fund

Financial Statements

Statement of Net Assets

As of September 30, 2007

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value•
	Shares	($000)
Investment Companies (99.9%)
U.S. Stock Funds (24.1%)
Vanguard Total Stock Market Index Fund Investor Shares	8,487,901	312,015
Vanguard Total Stock Market ETF	61,679	9,320

International Stock Funds (6.3%)
Vanguard European Stock Index Fund Investor Shares	1,165,484	48,274
Vanguard Pacific Stock Index Fund Investor Shares	1,589,002	21,785
Vanguard Emerging Markets Stock Fund Investor Shares	433,149	14,186

Bond Funds (64.8%)
Vanguard Total Bond Market Index Fund Investor Shares	60,149,941	600,297
Vanguard Inflation-Protected Securities Fund Investor Shares	22,214,249	265,682

Money Market Fund (4.7%)
Vanguard Prime Money Market Fund Investor Shares	62,988,619	62,989
Total Investment Companies
(Cost $1,271,093)		1,334,548
Other Assets and Liabilities (0.1%)
Other Assets		7,763
Liabilities		(6,722)
		1,041
Net Assets (100%)
Applicable to 120,509,459 outstanding $.001 par value shares of beneficial interest
(unlimited authorization)		1,335,589
Net Asset Value Per Share		$11.08

Target Retirement Income Fund

At September 30, 2007, net assets consisted of:[1]
	Amount	Per
	($000)	Share
Paid-in Capital	1,275,010	$10.57
Undistributed Net Investment Income	2,198.02
Accumulated Net Realized Losses	(5,074)	(.04)
Unrealized Appreciation	63,455.53
Net Assets	1,335,589	$11.08

•  See Note A in Notes to Financial Statements.

1  See Note C in Notes to Financial Statements for the tax-basis components of net assets.

Target Retirement Income Fund

Statement of Operations

Year Ended
September 30, 2007
($000)
Investment Income
Income
Income Distributions Received	41,580
Net Investment Income—Note B	41,580
Realized Net Gain (Loss)
Capital Gain Distributions Received	—
Investment Securities Sold	373
Realized Net Gain (Loss)	373
Change in Unrealized Appreciation (Depreciation) of Investment Securities	50,792
Net Increase (Decrease) in Net Assets Resulting from Operations	92,745

Target Retirement Income Fund

Statement of Changes in Net Assets

	Year Ended September 30,
	2007	2006
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	41,580	32,676
Realized Net Gain (Loss)	373	(5,455)
Change in Unrealized Appreciation (Depreciation)	50,792	6,317
Net Increase (Decrease) in Net Assets Resulting from Operations	92,745	33,538
Distributions
Net Investment Income	(40,667)	(31,951)
Realized Capital Gain[1]	—	(1,021)
Total Distributions	(40,667)	(32,972)
Capital Share Transactions—Note E
Issued	676,276	408,967
Issued in Lieu of Cash Distributions	37,472	29,738
Redeemed	(251,865)	(294,882)
Net Increase (Decrease) from Capital Share Transactions	461,883	143,823
Total Increase (Decrease)	513,961	144,389
Net Assets
Beginning of Period	821,628	677,239
End of Period[2]	1,335,589	821,628

1  Includes fiscal 2006 short-term gain distributions totaling $204,000. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

2  Net Assets—End of Period includes undistributed net investment income of $2,198,000 and $1,285,000.

Target Retirement Income Fund

Financial Highlights

				Sept. 1,	Oct. 27,
				2004, to	2003[2] to
	Year Ended September 30,			Sept. 30,	Aug. 31,
For a Share Outstanding Throughout Each Period	2007	2006	2005	2004[1]	2004
Net Asset Value, Beginning of Period	$10.52	$10.52	$10.31	$10.34	$10.00
Investment Operations
Net Investment Income	.43[3]	.439[3]	.399[3]	.06	.235
Capital Gain Distributions Received	—	.003[3]	.022[3]	—	.015
Net Realized and Unrealized Gain (Loss)
on Investments	.54	.003	.163	(.01)	.310
Total from Investment Operations	.97	.445	.584	.05	.560
Distributions
Dividends from Net Investment Income	(.41)	(.430)	(.370)	(.08)	(.205)
Distributions from Realized Capital Gains	—	(.015)	(.004)	—	(.015)
Total Distributions	(.41)	(.445)	(.374)	(.08)	(.220)
Net Asset Value, End of Period	$11.08	$10.52	$10.52	$10.31	$10.34

Total Return[4]	9.36%	4.36%	5.73%	0.48%	5.65%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,336	$822	$677	$315	$297
Ratio of Expenses to
Average Net Assets—Note B	0%[5]	0%	0%	0%	0%
Ratio of Net Investment Income to
Average Net Assets	4.03%	4.21%	3.80%	3.96%*	3.62%*
Portfolio Turnover Rate	3%	22%	0%	0%	1%

1  The fund’s fiscal year-end changed from August 31 to September 30, effective September 30, 2004.

2  Inception.

3  Calculated based on average shares outstanding.

4  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

5  The acquired fund fees and expenses were 0.19%.

*  Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement Income Fund

Notes to Financial Statements

Vanguard Target Retirement Income Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund files reports with the SEC under the company name Vanguard Chester Funds. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. stocks, international stocks, bonds, and short-term reserves.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Investments in other Vanguard funds (with the exception of ETF Shares) are valued at that fund’s net asset value. ETFs are valued at the latest quoted sales prices or official closing prices taken from their primary market or, if not traded on the valuation date, at the mean of the latest quoted bid and asked prices.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Under a service agreement, The Vanguard Group furnishes corporate management, administrative, marketing, and distribution services to the fund. The service agreement provides that Vanguard will reimburse the fund’s expenses to the extent of savings in administrative and marketing costs realized by Vanguard in the operation of the fund. Accordingly, all expenses incurred by the fund during the year ended September 30, 2007, were reimbursed by Vanguard. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

For tax purposes, at September 30, 2007, the fund had $2,210,000 of ordinary income available for distribution. The fund had available realized losses of $4,759,000 to offset future net capital gains through September 30, 2015.

At September 30, 2007, the cost of investment securities for tax purposes was $1,271,419,000. Net unrealized appreciation of investment securities for tax purposes was $63,129,000, consisting of unrealized gains of $74,684,000 on securities that had risen in value since their purchase and $11,555,000 in unrealized losses on securities that had fallen in value since their purchase.

Target Retirement Income Fund

D. During the year ended September 30, 2007, the fund purchased $497,669,000 of investment securities and sold $36,261,000 of investment securities, other than temporary cash investments.

E. Capital shares issued and redeemed were:

F. In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements, and is effective for the fund’s fiscal year beginning October 1, 2007. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended August 31, 2004–September 30, 2007) for purposes of implementing FIN 48, and has concluded that as of September 30, 2007, no provision for income tax would be required in the fund’s financial statements.

	Year Ended September 30,
	2007	2006
	Shares	Shares
	(000)	(000)
Issued	62,175	39,176
Issued in Lieu of Cash Distributions	3,453	2,872
Redeemed	(23,195)	(28,362)
Net Increase (Decrease) in Shares Outstanding	42,433	13,686

Target Retirement 2005 Fund

Fund Profile

As of September 30, 2007

Financial Attributes

Yield	3.4%
Expense Ratio	0%
Acquired Fund Fees and Expenses[1]	0.19%

Volatility Measures[2]
Fund Versus
Composite Index[3]
R-Squared	1.00
Beta	1.02

Allocation to Underlying Vanguard Funds

Total Bond Market Index Fund	41.8%
Total Stock Market Index Fund	35.1
Inflation-Protected Securities Fund	12.5
European Stock Index Fund	5.3
Pacific Stock Index Fund	2.4
Emerging Markets Stock Index Fund	1.6
Prime Money Market Fund	1.3
Total	100.0%

Fund Asset Allocation

Equity Investment Focus

Fixed Income Investment Focus

1  This figure represents a weighted average of the annualized expense ratios and any fees charged by the underlying mutual funds in which the fund invests. The fund does not charge any expenses or fees of its own. Acquired is a term that the Securities and Exchange Commission applies to any mutual fund whose shares are owned by another fund.

2  For an explanation of R-squared, beta, and other terms used here, see the Glossary on page 80.

3  The Target 2005 Composite Index is derived by applying the fund’s target allocation to a set of unmanaged benchmarks, weighted as follows: 42% Lehman U.S. Aggregate Bond Index, 35% MSCI US Broad Market Index, 13% Lehman U.S. Treasury Inflation Notes Index, 8% MSCI EAFE Index, 1% Citigroup 3-Month Treasury Index, and 1% MSCI Emerging Markets Index. The MSCI US Broad Market Index replaced the Dow Jones Wilshire 5000 Index in the composite index on April 23, 2005. The MSCI Emerging Markets Index replaced the Select Emerging Markets Index on August 24, 2006. The composite index changes over time with the fund’s asset allocation.

Target Retirement 2005 Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 27, 2003–September 30, 2007

Initial Investment of $10,000

	Average Annual Total Returns		Final Value
	Periods Ended September 30, 2007		of a $10,000
	One Year	Since Inception[1]	Investment
Vanguard Target Retirement 2005 Fund[2]	11.56%	7.83%	$13,445
Dow Jones Wilshire 5000 Index	17.08	13.36	16,361
Target 2005 Composite Index[3]	11.34	7.86	13,460
Target 2005 Composite Average[4]	11.18	7.35	13,212

Fiscal-Year Total Returns (%): October 27, 2003–September 30, 2007
				Target
				2005
Fiscal	Capital	Income	Total	Composite
Year	Return	Return	Return	Index[3]
2004	6.6%	0.6%	7.2%	7.3%
2005	4.6	2.4	7.0	7.1
2006	2.2	2.9	5.1	5.2
2007	8.2	3.4	11.6	11.3

1  Performance for the fund and its comparative standards is calculated since the fund’s inception date: October 27, 2003.

2  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

3  The Target 2005 Composite Index is derived by applying the fund’s target allocation to a set of unmanaged benchmarks, weighted as follows: 42% Lehman U.S. Aggregate Bond Index, 35% MSCI US Broad Market Index, 13% Lehman U.S. Treasury Inflation Notes Index, 8% MSCI EAFE Index, 1% Citigroup 3-Month Treasury Index, and 1% MSCI Emerging Markets Index. The MSCI US Broad Market Index replaced the Dow Jones Wilshire 5000 Index in the composite index on April 23, 2005. The MSCI Emerging Markets Index replaced the Select Emerging Markets Index on August 24, 2006. The composite index changes over time with the fund’s asset allocation.

4  The Target 2005 Composite Average is derived by applying the fund’s target allocation to a set of peer-group averages, weighted as follows at the fiscal year-end: 42% average fixed income fund, 35% average general equity fund, 13% average Treasury inflation-protected securities fund, 8% average international fund, 1% average money market fund, and 1% average emerging markets fund. The composite average changes over time with the fund’s asset allocation. Derived from data provided by Lipper Inc.

Note: See Financial Highlights table on page 28 for dividend and capital gains information.

Target Retirement 2005 Fund

Financial Statements

Statement of Net Assets

As of September 30, 2007

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value•
	Shares	($000)
Investment Companies (100.1%)
U.S. Stock Funds (35.2%)
Vanguard Total Stock Market Index Fund Investor Shares	13,683,975	503,023
Vanguard Total Stock Market ETF	100,000	15,111

International Stock Funds (9.3%)
Vanguard European Stock Index Fund Investor Shares	1,903,150	78,828
Vanguard Pacific Stock Index Fund Investor Shares	2,598,219	35,622
Vanguard Emerging Markets Stock Index Fund Investor Shares	702,388	23,003

Bond Funds (54.3%)
Vanguard Total Bond Market Index Fund Investor Shares	61,655,298	615,320
Vanguard Inflation-Protected Securities Fund Investor Shares	15,393,931	184,111

Money Market Fund (1.3%)
Vanguard Prime Money Market Fund Investor Shares	18,732,941	18,733
Total Investment Companies
(Cost $1,359,266)		1,473,751
Other Assets and Liabilities (–0.1%)
Other Assets		5,807
Liabilities		(6,576)
		(769)
Net Assets (100%)
Applicable to 119,682,589 outstanding $.001 par value shares of beneficial interest
(unlimited authorization)		1,472,982
Net Asset Value Per Share		$12.31

Target Retirement 2005 Fund

At September 30, 2007, net assets consisted of:[1]
	Amount	Per
	($000)	Share
Paid-in Capital	1,330,072	$11.11
Undistributed Net Investment Income	33,295.28
Accumulated Net Realized Losses	(4,870)	(.04)
Unrealized Appreciation	114,485.96
Net Assets	1,472,982	$12.31

•  See Note A in Notes to Financial Statements.

1  See Note C in Notes to Financial Statements for the tax-basis components of net assets.

Target Retirement 2005 Fund

Statement of Operations

Year Ended
September 30, 2007
($000)
Investment Income
Income
Income Distributions Received	42,868
Net Investment Income—Note B	42,868
Realized Net Gain (Loss)
Capital Gain Distributions Received	—
Investment Securities Sold	1,349
Realized Net Gain (Loss)	1,349
Change in Unrealized Appreciation (Depreciation) of Investment Securities	84,706
Net Increase (Decrease) in Net Assets Resulting from Operations	128,923

Target Retirement 2005 Fund

Statement of Changes in Net Assets

	Year Ended September 30,
	2007	2006
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	42,868	30,677
Realized Net Gain (Loss)	1,349	(6,054)
Change in Unrealized Appreciation (Depreciation)	84,706	19,405
Net Increase (Decrease) in Net Assets Resulting from Operations	128,923	44,028
Distributions
Net Investment Income	(31,941)	(20,383)
Realized Capital Gain[1]	—	(592)
Total Distributions	(31,941)	(20,975)
Capital Share Transactions—Note E
Issued	683,917	540,605
Issued in Lieu of Cash Distributions	31,382	20,534
Redeemed	(296,270)	(277,991)
Net Increase (Decrease) from Capital Share Transactions	419,029	283,148
Total Increase (Decrease)	516,011	306,201
Net Assets
Beginning of Period	956,971	650,770
End of Period[2]	1,472,982	956,971

1  Includes fiscal 2006 short-term gain distributions totaling $132,000. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

2  Net Assets—End of Period includes undistributed net investment income of $33,295,000 and $22,368,000.

Target Retirement 2005 Fund

Financial Highlights

				Sept. 1,	Oct. 27,
				2004, to	2003[2] to
	Year Ended September 30,			Sept. 30,	Aug. 31,
For a Share Outstanding Throughout Each Period	2007	2006	2005	2004[1]	2004
Net Asset Value, Beginning of Period	$11.38	$11.14	$10.65	$10.58	$10.00
Investment Operations
Net Investment Income	.42[3]	.408[3]	.388[3]	.05	.185
Capital Gain Distributions Received	—	.002[3]	.015[3]	—	.010
Net Realized and Unrealized Gain (Loss)
on Investments	.87	.149	.331	.02	.450
Total from Investment Operations	1.29	.559	.734	.07	.645
Distributions
Dividends from Net Investment Income	(.36)	(.310)	(.240)	—	(.055)
Distributions from Realized Capital Gains	—	(.009)	(.004)	—	(.010)
Total Distributions	(.36)	(.319)	(.244)	—	(.065)
Net Asset Value, End of Period	$12.31	$11.38	$11.14	$10.65	$10.58

Total Return[4]	11.56%	5.13%	6.96%	0.66%	6.47%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,473	$957	$651	$237	$219
Ratio of Expenses to
Average Net Assets—Note B	0%[5]	0%	0%	0%	0%
Ratio of Net Investment Income to
Average Net Assets	3.56%	3.68%	3.57%	3.57%*	3.31%*
Portfolio Turnover Rate	6%	19%	4%	0%	2%

1  The fund’s fiscal year-end changed from August 31 to September 30, effective September 30, 2004.

2  Inception.

3  Calculated based on average shares outstanding.

4  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

5 The acquired fund fees and expenses were 0.19%.

*  Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2005 Fund

Notes to Financial Statements

Vanguard Target Retirement 2005 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund files reports with the SEC under the company name Vanguard Chester Funds. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. stocks, international stocks, bonds, and short-term reserves.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Investments in other Vanguard funds (with the exception of ETF Shares) are valued at that fund’s net asset value. ETFs are valued at the latest quoted sales prices or official closing prices taken from their primary market or, if not traded on the valuation date, at the mean of the latest quoted bid and asked prices.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Under a service agreement, The Vanguard Group furnishes corporate management, administrative, marketing, and distribution services to the fund. The service agreement provides that Vanguard will reimburse the fund’s expenses to the extent of savings in administrative and marketing costs realized by Vanguard in the operation of the fund. Accordingly, all expenses incurred by the fund during the year ended September 30, 2007, were reimbursed by Vanguard. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

For tax purposes, at September 30, 2007, the fund had $33,287,000 of ordinary income available for distribution. The fund had available realized losses of $4,735,000 to offset future net capital gains of $19,000 through September 30, 2014, and $4,716,000 through September 30, 2015.

At September 30, 2007, the cost of investment securities for tax purposes was $1,359,394,000. Net unrealized appreciation of investment securities for tax purposes was $114,357,000, consisting of unrealized gains of $122,695,000 on securities that had risen in value since their purchase and $8,338,000 in unrealized losses on securities that had fallen in value since their purchase.

Target Retirement 2005 Fund

D. During the year ended September 30, 2007, the fund purchased $498,090,000 of investment securities and sold $67,523,000 of investment securities, other than temporary cash investments.

E. Capital shares issued and redeemed were:

	Year Ended September 30,
	2007	2006
	Shares	Shares
	(000)	(000)
Issued	57,990	48,954
Issued in Lieu of Cash Distributions	2,729	1,875
Redeemed	(25,100)	(25,192)
Net Increase (Decrease) in Shares Outstanding	35,619	25,637

F. In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements, and is effective for the fund’s fiscal year beginning October 1, 2007. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended August 31, 2004–September 30, 2007) for purposes of implementing FIN 48, and has concluded that as of September 30, 2007, no provision for income tax would be required in the fund’s financial statements.

Target Retirement 2010 Fund

Fund Profile

As of September 30, 2007

Financial Attributes

Yield	3.1%
Expense Ratio	0%
Acquired Fund Fees and Expenses[1]	0.20%

Allocation to Underlying Vanguard Funds

Total Stock Market Index Fund	43.5%
Total Bond Market Index Fund	41.5
European Stock Index Fund	6.3
Inflation-Protected Securities Fund	3.7
Pacific Stock Index Fund	2.9
Emerging Markets Stock Index Fund	2.1
Total	100.0%

Fund Asset Allocation

Equity Investment Focus

Fixed Income Investment Focus

1  This figure represents a weighted average of the annualized expense ratios and any fees charged by the underlying mutual funds in which the fund invests. The fund does not charge any expenses or fees of its own. Acquired is a term that the Securities and Exchange Commission applies to any mutual fund whose shares are owned by another fund.

See page 80 for a glossary of investment terms.

Target Retirement 2010 Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: June 7, 2006–September 30, 2007

Initial Investment of $10,000

	Average Annual Total Returns		Final Value
	Periods Ended September 30, 2007		of a $10,000
	One Year	Since Inception[1]	Investment
Vanguard Target Retirement 2010 Fund[2]	12.96%	13.90%	$11,867
Dow Jones Wilshire 5000 Index	17.08	17.69	12,389
Target 2010 Composite Index[3]	12.88	13.78	11,850
Target 2010 Composite Average[4]	12.86	12.56	11,684

Fiscal-Year Total Returns (%): June 7, 2006–September 30, 2007
				Target
				2010
Fiscal	Capital	Income	Total	Composite
Year	Return	Return	Return	Index[3]
2006	5.1%	0.0%	5.1%	5.0%
2007	12.0	1.0	13.0	12.9

1  Performance for the fund and its comparative standards is calculated since the fund’s inception date: June 7, 2006.

2  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

3  The Target 2010 Composite Index is derived by applying the fund’s target allocation to a set of unmanaged benchmarks, weighted as follows at the fiscal year-end: 44% MSCI US Broad Market Index, 41% Lehman U.S. Aggregate Bond Index, 9% MSCI EAFE Index, 4% Lehman U.S. Treasury Inflation Notes Index, and 2% MSCI Emerging Markets Index. The MSCI Emerging Markets Index replaced the Select Emerging Markets Index on August 24, 2006. The composite Index changes over time with the fund’s asset allocation.

4  The Target 2010 Composite Average is derived by applying the fund’s target allocation to a set of peer-group averages, weighted as follows at the fiscal year-end: 44% average general equity fund, 41% average fixed income fund, 9% average international fund, 4% average Treasury inflation-protected securities fund, and 2% average emerging markets fund. The composite average changes over time with the fund’s asset allocation. Derived from data provided by Lipper Inc.

Note: See Financial Highlights table on page 32 for dividend and capital gains information.

Target Retirement 2010 Fund

Financial Statements

Statement of Net Assets

As of September 30, 2007

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value•
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Funds (43.5%)
Vanguard Total Stock Market Index Fund Investor Shares	15,339,606	563,884
Vanguard Total Stock Market ETF	7,200	1,088

International Stock Funds (11.3%)
Vanguard European Stock Index Fund Investor Shares	1,976,682	81,874
Vanguard Pacific Stock Index Fund Investor Shares	2,719,686	37,287
Vanguard Emerging Markets Stock Index Fund Investor Shares	820,413	26,869

Bond Funds (45.2%)
Vanguard Total Bond Market Index Fund Investor Shares	53,911,274	538,034
Vanguard Inflation-Protected Securities Fund Investor Shares	4,032,278	48,226
Total Investment Companies
(Cost $1,251,305)		1,297,262
Other Assets and Liabilities (0.0%)
Other Assets		9,349
Liabilities		(9,175)
		174
Net Assets (100%)
Applicable to 55,117,530 outstanding $.001 par value shares of beneficial interest
(unlimited authorization)		1,297,436
Net Asset Value Per Share		$23.54

At September 30, 2007, net assets consisted of:[1]
	Amount	Per
	($000)	Share
Paid-in Capital	1,233,196	$22.38
Undistributed Net Investment Income	18,263.33
Accumulated Net Realized Gains	20	—
Unrealized Appreciation	45,957.83
Net Assets	1,297,436	$23.54

•  See Note A in Notes to Financial Statements.

1  See Note C in Notes to Financial Statements for the tax-basis components of net assets.

Target Retirement 2010 Fund

Statement of Operations

Year Ended
September 30, 2007
($000)
Investment Income
Income
Income Distributions Received	20,078
Net Investment Income—Note B	20,078
Realized Net Gain (Loss)
Capital Gain Distributions Received	—
Investment Securities Sold	23
Realized Net Gain (Loss)	23
Change in Unrealized Appreciation (Depreciation) of Investment Securities	44,637
Net Increase (Decrease) in Net Assets Resulting from Operations	64,738

Target Retirement 2010 Fund

Statement of Changes in Net Assets

	Year Ended	June 7[1] to
	September 30,	September 30,
	2007	2006
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	20,078	294
Realized Net Gain (Loss)	23	(3)
Change in Unrealized Appreciation (Depreciation)	44,637	1,320
Net Increase (Decrease) in Net Assets Resulting from Operations	64,738	1,611
Distributions
Net Investment Income	(2,109)	—
Realized Capital Gain	—	—
Total Distributions	(2,109)	—
Capital Share Transactions—Note E
Issued	1,301,181	74,775
Issued in Lieu of Cash Distributions	2,103	—
Redeemed	(143,478)	(1,385)
Net Increase (Decrease) from Capital Share Transactions	1,159,806	73,390
Total Increase (Decrease)	1,222,435	75,001
Net Assets
Beginning of Period	75,001	—
End of Period[2]	1,297,436	75,001

1  Inception.

2  Net Assets—End of Period includes undistributed net investment income of $18,263,000 and $294,000.

Target Retirement 2010 Fund

Financial Highlights

	Year	June 7,
	Ended	2006[1] to
	Sept. 30,	Sept. 30,
For a Share Outstanding Throughout Each Period	2007	2006
Net Asset Value, Beginning of Period	$21.01	$20.00
Investment Operations
Net Investment Income	.73[2]	.23[2]
Capital Gain Distributions Received	—	—
Net Realized and Unrealized Gain (Loss) on Investments	1.98	.78
Total from Investment Operations	2.71	1.01
Distributions
Dividends from Net Investment Income	(.18)	—
Distributions from Realized Capital Gains	—	—
Total Distributions	(.18)	—
Net Asset Value, End of Period	$23.54	$21.01

Total Return[3]	12.96%	5.05%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,297	$75
Ratio of Expenses to Average Net Assets—Note B	0%[4]	0%
Ratio of Net Investment Income to Average Net Assets	3.26%	2.89%*
Portfolio Turnover Rate	4%	4%

1  Inception.

2  Calculated based on average shares outstanding.

3  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

4  The acquired fund fees and expenses were 0.20%.

*  Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2010 Fund

Notes to Financial Statements

Vanguard Target Retirement 2010 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund files reports with the SEC under the company name Vanguard Chester Funds. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. stocks, international stocks, and bonds.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Investments in other Vanguard funds (with the exception of ETF Shares) are valued at that fund’s net asset value. ETFs are valued at the latest quoted sales prices or official closing prices taken from their primary market or, if not traded on the valuation date, at the mean of the latest quoted bid and asked prices.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Under a service agreement, The Vanguard Group furnishes corporate management, administrative, marketing, and distribution services to the fund. The service agreement provides that Vanguard will reimburse the fund’s expenses to the extent of savings in administrative and marketing costs realized by Vanguard in the operation of the fund. Accordingly, all expenses incurred by the fund during the year ended September 30, 2007, were reimbursed by Vanguard. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The fund used a capital loss carryforward of $3,000 to offset taxable capital gains realized during the year ended September 30, 2007, reducing the amount of capital gains that would otherwise be available to distribute to shareholders. For tax purposes, at September 30, 2007, the fund had $18,283,000 of ordinary income available for distribution.

At September 30, 2007, the cost of investment securities for tax purposes was $1,251,305,000. Net unrealized appreciation of investment securities for tax purposes was $45,957,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

Target Retirement 2010 Fund

D. During the year ended September 30, 2007, the fund purchased $1,203,406,000 of investment securities and sold $25,360,000 of investment securities, other than temporary cash investments.

E. Capital shares issued and redeemed were:

	Year Ended	June 7[1] to
	September 30, 2007	September 30, 2006
	Shares	Shares
	(000)	(000)
Issued	57,778	3,637
Issued in Lieu of Cash Distributions	96	—
Redeemed	(6,326)	(67)
Net Increase (Decrease) in Shares Outstanding	51,548	3,570

F. In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements, and is effective for the fund’s fiscal year beginning October 1, 2007. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended September 30, 2006–2007) for purposes of implementing FIN 48, and has concluded that as of September 30, 2007, no provision for income tax would be required in the fund’s financial statements.

1  Inception.

Target Retirement 2015 Fund

Fund Profile

As of September 30, 2007

Financial Attributes

Yield	2.9%
Expense Ratio	0%
Acquired Fund Fees and Expenses[1]	0.19%

Volatility Measures[2]
Fund Versus
Composite Index[3]
R-Squared	1.00
Beta	1.00

Allocation to Underlying Vanguard Funds

Total Stock Market Index Fund	50.7%
Total Bond Market Index Fund	36.4
European Stock Index Fund	7.3
Pacific Stock Index Fund	3.3
Emerging Markets Stock Index Fund	2.3
Total	100.0%

Fund Asset Allocation

Equity Investment Focus

Fixed Income Investment Focus

1  This figure represents a weighted average of the annualized expense ratios and any fees charged by the underlying mutual funds in which the fund invests. The fund does not charge any expenses or fees of its own. Acquired is a term that the Securities and Exchange Commission applies to any mutual fund whose shares are owned by another fund.

2  For an explanation of R-squared, beta, and other terms used here, see the Glossary on page 80.

3  The Target 2015 Composite Index is derived by applying the fund’s target allocation to a set of unmanaged benchmarks, weighted as follows at the fiscal year-end: 51% MSCI US Broad Market Index, 36% Lehman U.S. Aggregate Bond Index, 11% MSCI EAFE Index, and 2% MSCI Emerging Markets Index. The MSCI US Broad Market Index replaced the Dow Jones Wilshire 5000 Index in the composite index on April 23, 2005. The MSCI Emerging Markets Index replaced the Select Emerging Markets Index on August 24, 2006. The composite index changes over time with the fund’s asset allocation.

Target Retirement 2015 Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 27, 2003–September 30, 2007

Initial Investment of $10,000

	Average Annual Total Returns		Final Value
	Periods Ended September 30, 2007		of a $10,000
	One Year	Since Inception[1]	Investment
Vanguard Target Retirement 2015 Fund[2]	14.25%	9.89%	$14,480
Dow Jones Wilshire 5000 Index	17.08	13.36	16,361
Target 2015 Composite Index[3]	14.17	9.92	14,498
Target 2015 Composite Average[4]	14.25	9.35	14,206

Fiscal-Year Total Returns (%): October 27, 2003–September 30, 2007
				Target
				2015
Fiscal	Capital	Income	Total	Composite
Year	Return	Return	Return	Index[3]
2004	7.4%	0.6%	8.0%	8.1%
2005	7.5	1.9	9.4	9.5
2006	4.9	2.3	7.2	7.3
2007	11.5	2.8	14.3	14.2

1  Performance for the fund and its comparative standards is calculated since the fund’s inception date: October 27, 2003.

2  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

3  The Target 2015 Composite Index is derived by applying the fund’s target allocation to a set of unmanaged benchmarks, weighted as follows at the fiscal year-end: 51% MSCI US Broad Market Index, 36% Lehman U.S. Aggregate Bond Index, 11% MSCI EAFE Index, and 2% MSCI Emerging Markets Index. The MSCI US Broad Market Index replaced the Dow Jones Wilshire 5000 Index in the composite index on April 23, 2005. The MSCI Emerging Markets Index replaced the Select Emerging Markets Index on August 24, 2006. The composite index changes over time with the fund’s asset allocation.

4  The Target 2015 Composite Average is derived by applying the fund’s target allocation to a set of peer-group averages, weighted as follows at the fiscal year-end: 51% average general equity fund, 36% average fixed income fund, 11% average international fund, and 2% average emerging markets fund. The composite average changes over time with the fund’s asset allocation. Derived from data provided by Lipper Inc.
Note: See Financial Highlights table on page 40 for dividend and capital gains information.

Target Retirement 2015 Fund

Financial Statements

Statement of Net Assets

As of September 30, 2007

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value•
	Shares	($000)
Investment Companies (99.9%)
U.S. Stock Funds (50.7%)
Vanguard Total Stock Market Index Fund Investor Shares	89,070,895	3,274,246
Vanguard Total Stock Market ETF	552,800	83,534

International Stock Funds (12.9%)
Vanguard European Stock Index Fund Investor Shares	11,675,105	483,583
Vanguard Pacific Stock Index Fund Investor Shares	15,718,402	215,499
Vanguard Emerging Markets Stock Index Fund Investor Shares	4,671,376	152,987

Bond Fund (36.3%)
Vanguard Total Bond Market Index Fund Investor Shares	240,925,143	2,404,433
Total Investment Companies
(Cost $5,916,915)		6,614,282
Other Assets and Liabilities (0.1%)
Other Assets		55,475
Liabilities		(51,226)
		4,249
Net Assets (100%)
Applicable to 490,475,623 outstanding $.001 par value shares of beneficial interest
(unlimited authorization)		6,618,531
Net Asset Value Per Share		$13.49

At September 30, 2007, net assets consisted of:[1]
	Amount	Per
	($000)	Share
Paid-in Capital	5,826,845	$11.87
Undistributed Net Investment Income	110,630.23
Accumulated Net Realized Losses	(16,311)	(.03)
Unrealized Appreciation	697,367	1.42
Net Assets	6,618,531	$13.49

•  See Note A in Notes to Financial Statements.

1  See Note C in Notes to Financial Statements for the tax-basis components of net assets.

Target Retirement 2015 Fund

Statement of Operations

Year Ended
September 30, 2007
($000)
Investment Income
Income
Income Distributions Received	151,696
Net Investment Income—Note B	151,696
Realized Net Gain (Loss)
Capital Gain Distributions Received	—
Investment Securities Sold	182
Realized Net Gain (Loss)	182
Change in Unrealized Appreciation (Depreciation) of Investment Securities	505,907
Net Increase (Decrease) in Net Assets Resulting from Operations	657,785

Target Retirement 2015 Fund

Statement of Changes in Net Assets

	Year Ended September 30,
	2007	2006
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	151,696	85,290
Realized Net Gain (Loss)	182	(16,467)
Change in Unrealized Appreciation (Depreciation)	505,907	137,974
Net Increase (Decrease) in Net Assets Resulting from Operations	657,785	206,797
Distributions
Net Investment Income	(104,720)	(48,024)
Realized Capital Gain	—	(369)
Total Distributions	(104,720)	(48,393)
Capital Share Transactions—Note E
Issued	2,889,953	2,113,096
Issued in Lieu of Cash Distributions	104,087	48,120
Redeemed	(648,837)	(403,612)
Net Increase (Decrease) from Capital Share Transactions	2,345,203	1,757,604
Total Increase (Decrease)	2,898,268	1,916,008
Net Assets
Beginning of Period	3,720,263	1,804,255
End of Period[1]	6,618,531	3,720,263

1  Net Assets—End of Period includes undistributed net investment income of $110,630,000 and $63,654,000.

Target Retirement 2015 Fund

Financial Highlights

				Sept. 1,	Oct. 27,
				2004, to	2003[2] to
	Year Ended September 30,			Sept. 30,	Aug. 31,
For a Share Outstanding Throughout Each Period	2007	2006	2005	2004[1]	2004
Net Asset Value, Beginning of Period	$12.10	$11.54	$10.74	$10.63	$10.00
Investment Operations
Net Investment Income	.38[3]	.356[3]	.346[3]	.03	.16
Capital Gain Distributions Received	—	—	.004[3]	—	—
Net Realized and Unrealized Gain (Loss)
on Investments	1.32	.466	.652	.08	.53
Total from Investment Operations	1.70	.822	1.002	.11	.69
Distributions
Dividends from Net Investment Income	(.31)	(.260)	(.200)	—	(.06)
Distributions from Realized Capital Gains	—	(.002)	(.002)	—	—
Total Distributions	(.31)	(.262)	(.202)	—	(.06)
Net Asset Value, End of Period	$13.49	$12.10	$11.54	$10.74	$10.63

Total Return[4]	14.25%	7.25%	9.40%	1.03%	6.92%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,619	$3,720	$1,804	$470	$427
Ratio of Expenses to
Average Net Assets—Note B	0%[5]	0%	0%	0%	0%
Ratio of Net Investment Income to
Average Net Assets	2.93%	3.04%	3.11%	2.85%*	2.69%*
Portfolio Turnover Rate	5%	15%	1%	0%	1%

1  The fund’s fiscal year-end changed from August 31 to September 30, effective September 30, 2004.

2  Inception.

3  Calculated based on average shares outstanding.

4  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

5  The acquired fund fees and expenses were 0.19%.

*  Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2015 Fund

Notes to Financial Statements

Vanguard Target Retirement 2015 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund files reports with the SEC under the company name Vanguard Chester Funds. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. stocks, international stocks, and bonds.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Investments in other Vanguard funds (with the exception of ETF Shares) are valued at that fund’s net asset value. ETFs are valued at the latest quoted sales prices or official closing prices taken from their primary market or, if not traded on the valuation date, at the mean of the latest quoted bid and asked prices.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Under a service agreement, The Vanguard Group furnishes corporate management, administrative, marketing, and distribution services to the fund. The service agreement provides that Vanguard will reimburse the fund’s expenses to the extent of savings in administrative and marketing costs realized by Vanguard in the operation of the fund. Accordingly, all expenses incurred by the fund during the year ended September 30, 2007, were reimbursed by Vanguard. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

For tax purposes, at September 30, 2007, the fund had $110,696,000 of ordinary income available for distribution. The fund had available realized losses of $15,763,000 to offset future net capital gains of $15,717,000 through September 30, 2015, and $46,000 through September 30, 2016.

At September 30, 2007, the cost of investment securities for tax purposes was $5,917,529,000. Net unrealized appreciation of investment securities for tax purposes was $696,753,000, consisting of unrealized gains of $710,180,000 on securities that had risen in value since their purchase and $13,427,000 in unrealized losses on securities that had fallen in value since their purchase.

Target Retirement 2015 Fund

D. During the year ended September 30, 2007, the fund purchased $2,649,726,000 of investment securities and sold $261,374,000 of investment securities, other than temporary cash investments.

E. Capital shares issued and redeemed were:

	Year Ended September 30,
	2007	2006
	Shares	Shares
	(000)	(000)
Issued	225,167	181,488
Issued in Lieu of Cash Distributions	8,327	4,192
Redeemed	(50,427)	(34,594)
Net Increase (Decrease) in Shares Outstanding	183,067	151,086

F. In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements, and is effective for the fund’s fiscal year beginning October 1, 2007. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended August 31, 2004–September 30, 2007) for purposes of implementing FIN 48, and has concluded that as of September 30, 2007, no provision for income tax would be required in the fund’s financial statements.

Target Retirement 2020 Fund

Fund Profile

As of September 30, 2007

Financial Attributes

Yield	2.6%
Expense Ratio	0%
Acquired Fund Fees and Expenses[1]	0.20%

Allocation to Underlying Vanguard Funds

Total Stock Market Index Fund	56.8%
Total Bond Market Index Fund	28.5
European Stock Index Fund	8.3
Pacific Stock Index Fund	3.8
Emerging Markets Stock Index Fund	2.6
Total	100.0%

Fund Asset Allocation

Equity Investment Focus

Fixed Income Investment Focus

1  This figure represents a weighted average of the annualized expense ratios and any fees charged by the underlying mutual funds in which the fund invests. The fund does not charge any expenses or fees of its own. Acquired is a term that the Securities and Exchange Commission applies to any mutual fund whose shares are owned by another fund.

See page 80 for a glossary of investment terms.

Target Retirement 2020 Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: June 7, 2006–September 30, 2007

Initial Investment of $10,000

	Average Annual Total Returns		Final Value
	Periods Ended September 30, 2007		of a $10,000
	One Year	Since Inception[1]	Investment
Vanguard Target Retirement 2020 Fund[2]	15.21%	16.16%	$12,178
Dow Jones Wilshire 5000 Index	17.08	17.69	12,389
Target 2020 Composite Index[3]	15.27	16.23	12,187
Target 2020 Composite Average[4]	15.43	14.90	12,005

Fiscal-Year Total Returns (%): June 7, 2006–September 30, 2007
				Target
				2020
Fiscal	Capital	Income	Total	Composite
Year	Return	Return	Return	Index[3]
2006	5.7%	0.0%	5.7%	5.7%
2007	14.2	1.0	15.2	15.3

1  Performance for the fund and its comparative standards is calculated since the fund’s inception date: June 7, 2006.

2  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

3  The Target 2020 Composite Index is derived by applying the fund’s target allocation to a set of unmanaged benchmarks, weighted as follows at the fiscal year-end: 58% MSCI US Broad Market Index, 28% Lehman U.S. Aggregate Bond Index, 12% MSCI EAFE Index, and 2% MSCI Emerging Markets Index. The composite index changes over time with the fund’s asset allocation.

4  The Target 2020 Composite Average is derived by applying the fund’s target allocation to a set of peer-group averages, weighted as follows at the fiscal year-end: 58% average general equity fund, 28% average fixed income fund, 12% average international fund, and 2% average emerging markets fund. The composite average changes over time with the fund’s asset allocation. Derived from data provided by Lipper Inc.

Note: See Financial Highlights table on page 60 for dividend and capital gains information.

Target Retirement 2020 Fund

Financial Statements

Statement of Net Assets

As of September 30, 2007

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value•
	Shares	($000)
Investment Companies (99.9%)
U.S. Stock Funds (56.8%)
Vanguard Total Stock Market Index Fund Investor Shares	26,414,856	971,010
Vanguard Total Stock Market ETF	27,700	4,186

International Stock Funds (14.6%)
Vanguard European Stock Index Fund Investor Shares	3,431,829	142,146
Vanguard Pacific Stock Index Fund Investor Shares	4,726,714	64,803
Vanguard Emerging Markets Stock Index Fund Investor Shares	1,360,016	44,541

Bond Fund (28.5%)
Vanguard Total Bond Market Index Fund Investor Shares	49,103,596	490,054
Total Investment Companies
(Cost $1,634,778)		1,716,740
Other Assets and Liabilities (0.1%)
Other Assets		9,501
Liabilities		(7,651)
		1,850
Net Assets (100%)
Applicable to 71,148,490 outstanding $.001 par value shares of beneficial interest
(unlimited authorization)		1,718,590
Net Asset Value Per Share		$24.15

At September 30, 2007, net assets consisted of:[1]
	Amount	Per
	($000)	Share
Paid-in Capital	1,617,032	$22.72
Undistributed Net Investment Income	19,573.28
Accumulated Net Realized Gains	23	—
Unrealized Appreciation	81,962	1.15
Net Assets	1,718,590	$24.15

•  See Note A in Notes to Financial Statements.

1  See Note C in Notes to Financial Statements for the tax-basis components of net assets.

Target Retirement 2020 Fund

Statement of Operations

Year Ended
September 30, 2007
($000)
Investment Income
Income
Income Distributions Received	22,355
Net Investment Income—Note B	22,355
Realized Net Gain (Loss)
Capital Gain Distributions Received	—
Investment Securities Sold	24
Realized Net Gain (Loss)	24
Change in Unrealized Appreciation (Depreciation) of Investment Securities	79,776
Net Increase (Decrease) in Net Assets Resulting from Operations	102,155

Target Retirement 2020 Fund

Statement of Changes in Net Assets

	Year Ended	June 7[1] to
	September 30,	September 30,
	2007	2006
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	22,355	359
Realized Net Gain (Loss)	24	(1)
Change in Unrealized Appreciation (Depreciation)	79,776	2,186
Net Increase (Decrease) in Net Assets Resulting from Operations	102,155	2,544
Distributions
Net Investment Income	(3,141)	—
Realized Capital Gain	—	—
Total Distributions	(3,141)	—
Capital Share Transactions—Note E
Issued	1,602,760	117,259
Issued in Lieu of Cash Distributions	3,137	—
Redeemed	(103,496)	(2,628)
Net Increase (Decrease) from Capital Share Transactions	1,502,401	114,631
Total Increase (Decrease)	1,601,415	117,175
Net Assets
Beginning of Period	117,175	—
End of Period[2]	1,718,590	117,175

1  Inception.

2  Net Assets—End of Period includes undistributed net investment income of $19,573,000 and $359,000.

Target Retirement 2020 Fund

Financial Highlights

	Year	June 7,
	Ended	2006[1] to
	Sept. 30,	Sept. 30,
For a Share Outstanding Throughout Each Period	2007	2006
Net Asset Value, Beginning of Period	$21.14	$20.00
Investment Operations
Net Investment Income	.60[2]	.19[2]
Capital Gain Distributions Received	—	—
Net Realized and Unrealized Gain (Loss) on Investments	2.60	.95
Total from Investment Operations	3.20	1.14
Distributions
Dividends from Net Investment Income	(.19)	—
Distributions from Realized Capital Gains	—	—
Total Distributions	(.19)	—
Net Asset Value, End of Period	$24.15	$21.14

Total Return[3]	15.21%	5.70%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,719	$117
Ratio of Expenses to Average Net Assets—Note B	0%[4]	0%
Ratio of Net Investment Income to Average Net Assets	2.61%	2.24%*
Portfolio Turnover Rate	4%	2%

1  Inception.

2  Calculated based on average shares outstanding.

3  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

4  The acquired fund fees and expenses were 0.20%.

*  Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2020 Fund

Notes to Financial Statements

Vanguard Target Retirement 2020 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund files reports with the SEC under the company name Vanguard Chester Funds. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. stocks, international stocks, and bonds.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Investments in other Vanguard funds (with the exception of ETF Shares) are valued at that fund’s net asset value. ETFs are valued at the latest quoted sales prices or official closing prices taken from their primary market or, if not traded on the valuation date, at the mean of the latest quoted bid and asked prices.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Under a service agreement, The Vanguard Group furnishes corporate management, administrative, marketing, and distribution services to the fund. The service agreement provides that Vanguard will reimburse the fund’s expenses to the extent of savings in administrative and marketing costs realized by Vanguard in the operation of the fund. Accordingly, all expenses incurred by the fund during the year ended September 30, 2007, were reimbursed by Vanguard. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The fund used a capital loss carryforward of $1,000 to offset taxable capital gains realized during the year ended September 30, 2007, reducing the amount of capital gains that would otherwise be available to distribute to shareholders. For tax purposes, at September 30, 2007, the fund had $19,595,000 of ordinary income available for distribution.

At September 30, 2007, the cost of investment securities for tax purposes was $1,634,778,000. Net unrealized appreciation of investment securities for tax purposes was $81,962,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

Target Retirement 2020 Fund

D. During the year ended September 30, 2007, the fund purchased $1,559,433,000 of investment securities and sold $32,349,000 of investment securities, other than temporary cash investments.

E. Capital shares issued and redeemed were:

	Year Ended	June 7[1] to
	September 30, 2007	September 30, 2006
	Shares	Shares
	(000)	(000)
Issued	69,925	5,672
Issued in Lieu of Cash Distributions	141	—
Redeemed	(4,461)	(129)
Net Increase (Decrease) in Shares Outstanding	65,605	5,543

F. In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements, and is effective for the fund’s fiscal year beginning October 1, 2007. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended September 30, 2006–2007) for purposes of implementing FIN 48, and has concluded that as of September 30, 2007, no provision for income tax would be required in the fund’s financial statements.

1  Inception.

Target Retirement 2025 Fund

Fund Profile

As of September 30, 2007

Financial Attributes

Yield	2.3%
Expense Ratio	0%
Acquired Fund Fees and Expenses[1]	0.19%

Volatility Measures[2]
Fund Versus
Composite Index[3]
R-Squared	1.00
Beta	1.00

Allocation to Underlying Vanguard Funds

Total Stock Market Index Fund	63.1%
Total Bond Market Index Fund	20.9
European Stock Index Fund	9.1
Pacific Stock Index Fund	4.0
Emerging Markets Stock Index Fund	2.9
Total	100.0%

Fund Asset Allocation

Equity Investment Focus

Fixed Income Investment Focus

1  This figure represents a weighted average of the annualized expense ratios and any fees charged by the underlying mutual funds in which the fund invests. The fund does not charge any expenses or fees of its own. Acquired is a term that the Securities and Exchange Commission applies to any mutual fund whose shares are owned by another fund.

2  For an explanation of R-squared, beta, and other terms used here, see the Glossary on page 80.

3  The Target 2025 Composite Index is derived by applying the fund’s target allocation to a set of unmanaged benchmarks, weighted as follows at the fiscal year-end: 64% MSCI US Broad Market Index, 20% Lehman U.S. Aggregate Bond Index, 14% MSCI EAFE Index, and 2% MSCI Emerging Markets Index. The MSCI US Broad Market Index replaced the Dow Jones Wilshire 5000 Index in the composite index on April 23, 2005. The MSCI Emerging Markets Index replaced the Select Emerging Markets Index on August 24, 2006. The composite index changes over time with the fund’s asset allocation.

Target Retirement 2025 Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 27, 2003–September 30, 2007

Initial Investment of $10,000

	Average Annual Total Returns		Final Value
	Periods Ended September 30, 2007		of a $10,000
	One Year	Since Inception[1]	Investment
Vanguard Target Retirement 2025 Fund[2]	16.51%	11.25%	$15,199
Dow Jones Wilshire 5000 Index	17.08	13.36	16,361
Target 2025 Composite Index[3]	16.41	11.27	15,211
Target 2025 Composite Average[4]	16.64	10.59	14,849

Fiscal-Year Total Returns (%): October 27, 2003–September 30, 2007
				Target
				2025
Fiscal	Capital	Income	Total	Composite
Year	Return	Return	Return	Index[3]
2004	8.2%	0.6%	8.8%	8.8%
2005	9.1	1.7	10.8	11.0
2006	6.0	2.2	8.2	8.3
2007	14.0	2.5	16.5	16.4

1  Performance for the fund and its comparative standards is calculated since the fund’s inception date: October 27, 2003.

2  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

3  The Target 2025 Composite Index is derived by applying the fund’s target allocation to a set of unmanaged benchmarks, weighted as follows at the fiscal year-end: 64% MSCI US Broad Market Index, 20% Lehman U.S. Aggregate Bond Index, 14% MSCI EAFE Index, and 2% MSCI Emerging Markets Index. The MSCI US Broad Market Index replaced the Dow Jones Wilshire 5000 Index in the composite index on April 23, 2005. The MSCI Emerging Markets Index replaced the Select Emerging Markets Index on August 24, 2006. The composite index changes over time with the fund’s asset allocation.

4  The Target 2025 Composite Average is derived by applying the fund’s target allocation to a set of peer-group averages, weighted as follows at the fiscal year-end: 64% average general equity fund, 20% average fixed income fund, 14% average international fund, and 2% average emerging markets fund. The composite average changes over time with the fund’s asset allocation. Derived from data provided by Lipper Inc.
Note: See Financial Highlights table on page 71 for dividend and capital gains information.

Target Retirement 2025 Fund

Financial Statements

Statement of Net Assets

As of September 30, 2007

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value•
	Shares	($000)
Investment Companies (99.9%)
U.S. Stock Funds (63.0%)
Vanguard Total Stock Market Index Fund Investor Shares	112,153,287	4,122,755
Vanguard Total Stock Market ETF	750,700	113,438

International Stock Funds (16.0%)
Vanguard European Stock Index Fund Investor Shares	14,747,446	610,839
Vanguard Pacific Stock Index Fund Investor Shares	19,736,687	270,590
Vanguard Emerging Markets Stock Index Fund Investor Shares	5,919,305	193,857

Bond Fund (20.9%)
Vanguard Total Bond Market Index Fund Investor Shares	140,377,028	1,400,963
Total Investment Companies
(Cost $5,802,011)		6,712,442
Other Assets and Liabilities (0.1%)
Other Assets		32,333
Liabilities		(23,988)
		8,345
Net Assets (100%)
Applicable to 471,417,585 outstanding $.001 par value shares of beneficial interest
(unlimited authorization)		6,720,787
Net Asset Value Per Share		$14.26

At September 30, 2007, net assets consisted of:[1]
	Amount	Per
	($000)	Share
Paid-in Capital	5,749,839	$12.20
Undistributed Net Investment Income	88,802.19
Accumulated Net Realized Losses	(28,285)	(.06)
Unrealized Appreciation	910,431	1.93
Net Assets	6,720,787	$14.26

•  See Note A in Notes to Financial Statements.

1  See Note C in Notes to Financial Statements for the tax-basis components of net assets.

Target Retirement 2025 Fund

Statement of Operations

Year Ended
September 30, 2007
($000)
Investment Income
Income
Income Distributions Received	130,000
Net Investment Income—Note B	130,000
Realized Net Gain (Loss)
Capital Gain Distributions Received	—
Investment Securities Sold	747
Realized Net Gain (Loss)	747
Change in Unrealized Appreciation (Depreciation) of Investment Securities	647,918
Net Increase (Decrease) in Net Assets Resulting from Operations	778,665

Target Retirement 2025 Fund

Statement of Changes in Net Assets

	Year Ended September 30,
	2007	2006
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	130,000	80,627
Realized Net Gain (Loss)	747	(29,027)
Change in Unrealized Appreciation (Depreciation)	647,918	192,887
Net Increase (Decrease) in Net Assets Resulting from Operations	778,665	244,487
Distributions
Net Investment Income	(99,473)	(46,196)
Realized Capital Gain	—	(192)
Total Distributions	(99,473)	(46,388)
Capital Share Transactions—Note E
Issued	2,514,282	2,143,288
Issued in Lieu of Cash Distributions	99,047	46,214
Redeemed	(528,787)	(398,591)
Net Increase (Decrease) from Capital Share Transactions	2,084,542	1,790,911
Total Increase (Decrease)	2,763,734	1,989,010
Net Assets
Beginning of Period	3,957,053	1,968,043
End of Period[1]	6,720,787	3,957,053

1  Net Assets—End of Period includes undistributed net investment income of $88,802,000 and $58,275,000.

Target Retirement 2025 Fund

Financial Highlights

				Sept. 1,	Oct. 27,
				2004, to	2003[2] to
	Year Ended September 30,			Sept. 30,	Aug. 31,
For a Share Outstanding Throughout Each Period	2007	2006	2005	2004[1]	2004
Net Asset Value, Beginning of Period	$12.51	$11.80	$10.82	$10.69	$10.00
Investment Operations
Net Investment Income	.30	.321[3]	.320[3]	.02	.13
Capital Gain Distributions Received	—	—	.003[3]	—	—
Net Realized and Unrealized Gain (Loss)
on Investments	1.74	.630	.839	.11	.62
Total from Investment Operations	2.04	.951	1.162	.13	.75
Distributions
Dividends from Net Investment Income	(.29)	(.240)	(.180)	—	(.06)
Distributions from Realized Capital Gains	—	(.001)	(.002)	—	—
Total Distributions	(.29)	(.241)	(.182)	—	(.06)
Net Asset Value, End of Period	$14.26	$12.51	$11.80	$10.82	$10.69

Total Return[4]	16.51%	8.18%	10.80%	1.22%	7.52%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,721	$3,957	$1,968	$495	$453
Ratio of Expenses to
Average Net Assets—Note B	0%[5]	0%	0%	0%	0%
Ratio of Net Investment Income to
Average Net Assets	2.43%	2.66%	2.84%	2.55%*	2.33%*
Portfolio Turnover Rate	4%	22%	2%	0%	3%

1  The fund’s fiscal year-end changed from August 31 to September 30, effective September 30, 2004.

2  Inception.

3  Calculated based on average shares outstanding.

4  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

5  The acquired fund fees and expenses were 0.19%.

*  Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

Target Retirement 2025 Fund

Notes to Financial Statements

Vanguard Target Retirement 2025 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund files reports with the SEC under the company name Vanguard Chester Funds. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. stocks, international stocks, and bonds.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Investments in other Vanguard funds (with the exception of ETF Shares) are valued at that fund’s net asset value. ETFs are valued at the latest quoted sales prices or official closing prices taken from their primary market or, if not traded on the valuation date, at the mean of the latest quoted bid and asked prices.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Under a service agreement, The Vanguard Group furnishes corporate management, administrative, marketing, and distribution services to the fund. The service agreement provides that Vanguard will reimburse the fund’s expenses to the extent of savings in administrative and marketing costs realized by Vanguard in the operation of the fund. Accordingly, all expenses incurred by the fund during the year ended September 30, 2007, were reimbursed by Vanguard. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

For tax purposes, at September 30, 2007, the fund had $88,864,000 of ordinary income available for distribution. The fund had available realized losses of $27,899,000 to offset future net capital gains of $27,795,000 through September 30, 2015, and $104,000 through September 30, 2016.

At September 30, 2007, the cost of investment securities for tax purposes was $5,802,459,000. Net unrealized appreciation of investment securities for tax purposes was $909,983,000, consisting of unrealized gains of $913,921,000 on securities that had risen in value since their purchase and $3,938,000 in unrealized losses on securities that had fallen in value since their purchase.

Target Retirement 2025 Fund

D. During the year ended September 30, 2007, the fund purchased $2,333,565,000 of investment securities and sold $224,176,000 of investment securities, other than temporary cash investments.

E. Capital shares issued and redeemed were:

	Year Ended September 30,
	2007	2006
	Shares	Shares
	(000)	(000)
Issued	186,702	178,778
Issued in Lieu of Cash Distributions	7,567	3,916
Redeemed	(39,196)	(33,110)
Net Increase (Decrease) in Shares Outstanding	155,073	149,584

F. In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements, and is effective for the fund’s fiscal year beginning October 1, 2007. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended August 31, 2004–September 30, 2007) for purposes of implementing FIN 48, and has concluded that as of September 30, 2007, no provision for income tax would be required in the fund’s financial statements.

Report of Independent Registered

Public Accounting Firm

To the Trustees of Vanguard Chester Funds and the Shareholders of Vanguard Target Retirement Income Fund, Vanguard Target Retirement 2005 Fund, Vanguard Target Retirement 2010 Fund, Vanguard Target Retirement 2015 Fund, Vanguard Target Retirement 2020 Fund, and Vanguard Target Retirement 2025 Fund:

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Target Retirement Income Fund, Vanguard Target Retirement 2005 Fund, Vanguard Target Retirement 2010 Fund, Vanguard Target Retirement 2015 Fund, Vanguard Target Retirement 2020 Fund, and Vanguard Target Retirement 2025 Fund (the “Funds”) at September 30, 2007, the results of each of their operations for the year then ended, and the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2007 by correspondence with the custodian and by agreement to the underlying ownership records for the Vanguard funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

November 7, 2007

Special 2007 tax information (unaudited) for Vanguard Target Retirement Funds

This information for the fiscal year ended September 30, 2007, is included pursuant to provisions of the Internal Revenue Code.

The funds distributed qualified dividend income to shareholders during the fiscal year as follows:

Qualified Dividend Income
($000)
Target Retirement Income Fund	5,476
Target Retirement 2005 Fund	7,133
Target Retirement 2010 Fund	938
Target Retirement 2015 Fund	37,019
Target Retirement 2020 Fund	1,821
Target Retirement 2025 Fund	48,682

For corporate shareholders, the percentage of investment income (dividend income plus short-term gains, if any) that qualifies for the dividends-received deduction is as follows:

Percentage
Target Retirement Income Fund	9.3
Target Retirement 2005 Fund	15.4
Target Retirement 2010 Fund	22.8
Target Retirement 2015 Fund	27.1
Target Retirement 2020 Fund	36.6
Target Retirement 2025 Fund	40.4

Your Fund’s After-Tax Returns

This table below and on the following page presents returns for your fund both before and after taxes. The after-tax returns are shown in two ways: (1) assuming that an investor owned the fund during the entire period and paid taxes on the fund’s distributions, and (2) assuming that an investor paid taxes on the fund’s distributions and sold all shares at the end of each period.

Calculations are based on the highest individual federal income tax and capital gains tax rates in effect at the times of the distributions and the hypothetical sales. State and local taxes were not considered. After-tax returns reflect any qualified dividend income, using actual prior-year figures and estimates for 2007. (In the example, returns after the sale of fund shares may be higher than those assuming no sale. This occurs when the sale would have produced a capital loss. The calculation assumes that the investor received a tax deduction for the loss.)

Please note that your actual after-tax returns will depend on your tax situation and may differ from those shown. Also note that if you own the fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to you. Such accounts are not subject to current taxes.

Finally, keep in mind that a fund’s performance—whether before or after taxes—does not guarantee future results.

Average Annual Total Returns: Vanguard Target Retirement Funds[1]
Periods Ended September 30, 2007
	One	Since
	Year	Inception[2]
Target Retirement Income Fund
Returns Before Taxes	9.36%	6.51%
Returns After Taxes on Distributions	8.05	5.24
Returns After Taxes on Distributions and Sale of Fund Shares	6.16	4.86

Target Retirement 2005 Fund
Returns Before Taxes	11.56%	7.83%
Returns After Taxes on Distributions	10.52	7.09
Returns After Taxes on Distributions and Sale of Fund Shares	7.61	6.33

Target Retirement 2010 Fund
Returns Before Taxes	12.96%	13.90%
Returns After Taxes on Distributions	12.72	13.72
Returns After Taxes on Distributions and Sale of Fund Shares	8.49	11.76

1  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

2  For Income, 2005, 2015, and 2025, October 27, 2003; for 2010 and 2020, June 7, 2006.

	One	Since
	Year	Inception[1]
Target Retirement 2015 Fund
Returns Before Taxes	14.25%	9.89%
Returns After Taxes on Distributions	13.48	9.33
Returns After Taxes on Distributions and Sale of Fund Shares	9.41	8.26

Target Retirement 2020 Fund
Returns Before Taxes	15.21%	16.16%
Returns After Taxes on Distributions	14.98	15.99
Returns After Taxes on Distributions and Sale of Fund Shares	9.98	13.71

Target Retirement 2025 Fund
Returns Before Taxes	16.51%	11.25%
Returns After Taxes on Distributions	15.88	10.79
Returns After Taxes on Distributions and Sale of Fund Shares	10.93	9.52

1  For Income, 2005, 2015, and 2025, October 27, 2003; for 2010 and 2020, June 7, 2006.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A typical fund’s expenses are expressed as a percentage of its average net assets. The Target Retirement Funds have no direct expenses, but each fund bears its proportionate share of the costs for the underlying funds in which it invests. These indirect expenses make up the acquired fund fees and expenses, also expressed as a percentage of average net assets.

The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The costs were calculated using the acquired fund fees and expenses for each Target Retirement Fund.

The table on page 64 illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended September 30, 2007
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	3/31/2007	9/30/2007	Period[1]
Based on Actual Fund Return
Income	$1,000.00	$1,045.77	$0.97
2005	1,000.00	1,053.94	0.98
2010	1,000.00	1,058.93	0.98
2015	1,000.00	1,063.88	0.98
2020	1,000.00	1,068.58	0.99
2025	1,000.00	1,073.80	0.94
Based on Hypothetical 5% Yearly Return
Income	$1,000.00	$1,024.12	$0.96
2005	1,000.00	1,024.12	0.96
2010	1,000.00	1,024.12	0.96
2015	1,000.00	1,024.12	0.96
2020	1,000.00	1,024.12	0.96
2025	1,000.00	1,024.17	0.91

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include the account service fee described in the prospectus. If such a fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

1  The calculations are based on the acquired fund fees and expenses for the most recent six-month period. The funds’ annualized expense figures for that period are (in order as listed from top to bottom above) 0.19%, 0.19%, 0.19%, 0.19%, 0.19%, and 0.18%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense figures, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Glossary

Acquired Fund Fees and Expenses. Funds that invest in other Vanguard funds incur no direct expenses, but they do bear proportionate shares of the operating, administrative, and advisory expenses of the underlying funds, and they must pay any fees charged by those funds. The figure for acquired fund fees and expenses represents a weighted average of these underlying costs. Acquired is a term that the Securities and Exchange Commission applies to any mutual fund whose shares are owned by another fund.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. A fund’s beta should be reviewed in conjunction with its R-squared (see definition below). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0.

Yield. A snapshot of a fund’s income from interest and dividends. The yield, expressed as a percentage of the fund’s net asset value, is based on income earned over the past 30 days and is annualized, or projected forward for the coming year.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds. Among board members’ responsibilities are selecting investment advisors for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

Each trustee serves a fund until its termination; or until the trustee’s retirement, resignation, or death; or otherwise as specified in the fund’s organizational documents. Any trustee may be removed at a shareholders’ meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

Chairman of the Board, Chief Executive Officer, and Trustee

John J. Brennan[1]
Born 1954	Principal Occupation(s) During the Past Five Years: Chairman of the Board, Chief Executive
Trustee since May 1987;	Officer, and Director/Trustee of The Vanguard Group, Inc., and of each of the investment
Chairman of the Board and	companies served by The Vanguard Group.
Chief Executive Officer
148 Vanguard Funds Overseen

Independent Trustees

Charles D. Ellis
Born 1937	Principal Occupation(s) During the Past Five Years: Applecore Partners (pro bono ventures
Trustee since January 2001	in education); Senior Advisor to Greenwich Associates (international business strategy
148 Vanguard Funds Overseen	consulting); Successor Trustee of Yale University; Overseer of the Stern School of Business
at New York University; Trustee of the Whitehead Institute for Biomedical Research.

Rajiv L. Gupta
Born 1945	Principal Occupation(s) During the Past Five Years: Chairman, President, and
Trustee since December 2001[2]	Chief Executive Officer of Rohm and Haas Co. (chemicals); Board Member of
148 Vanguard Funds Overseen	the American Chemistry Council; Director of Tyco International, Ltd. (diversified manufacturing and services) since 2005; Trustee of Drexel University and of the
Chemical Heritage Foundation.

Amy Gutmann
Born 1949	Principal Occupation(s) During the Past Five Years: President of the University of
Trustee since June 2006	Pennsylvania since 2004; Professor in the School of Arts and Sciences, Annenberg School
148 Vanguard Funds Overseen	for Communication, and Graduate School of Education of the University of Pennsylvania
since 2004; Provost (2001–2004) and Laurance S. Rockefeller Professor of Politics and
the University Center for Human Values (1990–2004), Princeton University; Director of
Carnegie Corporation of New York since 2005 and of Schuylkill River Development
Corporation and Greater Philadelphia Chamber of Commerce since 2004.

JoAnn Heffernan Heisen
Born 1950	Principal Occupation(s) During the Past Five Years: Corporate Vice President and
Trustee since July 1998	Chief Global Diversity Officer since 2006, Vice President and Chief Information
148 Vanguard Funds Overseen	Officer (1997–2005), and Member of the Executive Committee of Johnson &
Johnson (pharmaceuticals/consumer products); Director of the University Medical
Center at Princeton and Women’s Research and Education Institute.

André F. Perold
Born 1952	Principal Occupation(s) During the Past Five Years: George Gund Professor of Finance
Trustee since December 2004	and Banking, Harvard Business School; Senior Associate Dean, Director of Faculty
148 Vanguard Funds Overseen	Recruiting, and Chair of Finance Faculty, Harvard Business School; Director and Chairman
of UNX, Inc. (equities trading firm) since 2003; Chair of the Investment Committee of
HighVista Strategies LLC (private investment firm) since 2005.

Alfred M. Rankin, Jr.
Born 1941	Principal Occupation(s) During the Past Five Years: Chairman, President, Chief Executive
Trustee since January 1993	Officer, and Director of NACCO Industries, Inc. (forklift trucks/housewares/lignite); Director
148 Vanguard Funds Overseen	of Goodrich Corporation (industrial products/aircraft systems and services).

J. Lawrence Wilson
Born 1936	Principal Occupation(s) During the Past Five Years: Retired Chairman and Chief Executive
Trustee since April 1985	Officer of Rohm and Haas Co. (chemicals); Director of Cummins Inc. (diesel engines) and
148 Vanguard Funds Overseen	AmerisourceBergen Corp. (pharmaceutical distribution); Trustee of Vanderbilt University and of Culver Educational Foundation.

Executive Officers[1]

Thomas J. Higgins
Born 1957	Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc.;
Treasurer since July 1998	Treasurer of each of the investment companies served by The Vanguard Group.
148 Vanguard Funds Overseen

Heidi Stam
Born 1956	Principal Occupation(s) During the Past Five Years: Managing Director of The Vanguard
Secretary since July 2005	Group, Inc., since 2006; General Counsel of The Vanguard Group since 2005; Secretary of
148 Vanguard Funds Overseen	The Vanguard Group, and of each of the investment companies served by The Vanguard
Group, since 2005; Principal of The Vanguard Group (1997–2006).

Vanguard Senior Management Team

R. Gregory Barton	Kathleen C. Gubanich	F. William McNabb, III	Ralph K. Packard
Mortimer J. Buckley	Paul A. Heller	Michael S. Miller	George U. Sauter

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

P.O. Box 2600

Valley Forge, PA 19482-2600

Connect with Vanguard® > www.vanguard.com

Fund Information > 800-662-7447	Vanguard, Connect with Vanguard, and the ship logo are
trademarks of The Vanguard Group, Inc.
Direct Investor Account Services > 800-662-2739
All other marks are the exclusive property of their
Institutional Investor Services > 800-523-1036	respective owners.

Text Telephone for People
With Hearing Impairment > 800-952-3335	All comparative mutual fund data are from Lipper Inc.
or Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting our website, www.vanguard.com,
This material may be used in conjunction	and searching for “proxy voting guidelines,” or by
with the offering of shares of any Vanguard	calling Vanguard at 800-662-2739. The guidelines are
fund only if preceded or accompanied by	also available from the SEC’s website, www.sec.gov.
the fund’s current prospectus.	In addition, you may obtain a free report on how your
fund voted the proxies for securities it owned during
the 12 months ended June 30. To get the report, visit
either www.vanguard.com or www.sec.gov.

You can review and copy information about your fund
at the SEC’s Public Reference Room in Washington, D.C.
To find out more about this public service, call the SEC
at 202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-0102.

© 2007 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q3080 112007

>  The broad U.S. stock market returned 17.1% during the fiscal year ended September 30, 2007; the market climbed steadily until August—then it dipped sharply, before recovering again in September.

>  For the 12 months, returns for the five Target Retirement Funds in this report were in line with the performance of their benchmark indexes and the average returns for their composite peer funds.

>  For investors in these Target Retirement Funds, retirement is, at the earliest, about 25 years distant, so all of the funds feature a similar, growth-oriented asset allocation.

Contents

Your Fund’s Total Returns	1
Chairman’s Letter	2
Target Retirement 2030 Fund	8
Target Retirement 2035 Fund	16
Target Retirement 2040 Fund	24
Target Retirement 2045 Fund	32
Target Retirement 2050 Fund	40
Your Fund’s After-Tax Returns	51
About Your Fund’s Expenses	53
Glossary	55

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the cover of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Total Returns

Fiscal Year Ended September 30, 2007
	Ticker	Total
	Symbol	Returns
Vanguard Target Retirement 2030 Fund	VTHRX	17.4%
Target 2030 Composite Index[1]		17.5
Target 2030 Composite Average[2]		17.8

Vanguard Target Retirement 2035 Fund	VTTHX	17.9%
Target 2035 Composite Index[1]		18.0
Target 2035 Composite Average[2]		18.3

Vanguard Target Retirement 2040 Fund	VFORX	17.8%
Target 2040 Composite Index[1]		18.0
Target 2040 Composite Average[2]		18.3

Vanguard Target Retirement 2045 Fund	VTIVX	17.9%
Target 2045 Composite Index[1]		18.0
Target 2045 Composite Average[2]		18.3

Vanguard Target Retirement 2050 Fund	VFIFX	17.8%
Target 2050 Composite Index[1]		18.0
Target 2050 Composite Average[2]		18.3

1  Returns for the composite indexes are derived by applying the funds’ target allocations to the results of the following benchmarks: for U.S. stocks, the Morgan Stanley Capital International (MSCI) US Broad Market Index; for international stocks, the MSCI Europe, Australasia, Far East Index and the MSCI Emerging Markets Index; and for bonds, the Lehman Brothers U.S. Aggregate Bond Index. Each composite index changes over time with the fund’s asset allocation.

2  Each composite average weights the average returns of the appropriate mutual fund peer groups in proportion with the targeted weighting of a specific Target Retirement Fund. All together, the composites use returns for the average fixed income fund, the average general equity fund, the average international fund, and the average emerging markets fund. These returns are derived from data provided by Lipper Inc.

1

Chairman’s Letter

Dear Shareholder,

During the fiscal year ended September 30, 2007, returns for domestic stocks were strong, and bond returns were positive, though comparatively modest. The Target Retirement Funds with larger weightings in international markets fared the best during the period, as stocks abroad continued to outperform domestic equities by a wide margin.

Overall, the five Target Retirement Funds included in this report enjoyed a period of robust performance. Their returns ranged from 17.4% for the Target Retirement 2030 Fund, to 17.9% for the Target Retirement 2035 and 2045 Funds.

Strong returns for U.S. stocks; even better for international stocks

U.S. stocks produced excellent returns for the fiscal year. The gains came despite a midsummer shakeup brought on by problems in the subprime mortgage-loan market. Financials stocks—which represent a sizable share of the U.S. market’s value—were hardest hit, as investment banking and consumer lending businesses throttled back.

The broad U.S. equity market returned 17.1% for the year. Returns from large-capitalization stocks outpaced those of small-caps, and growth-oriented stocks outperformed their value-oriented counterparts. As investors took account of risk, they seemed to exhibit a preference for large-cap growth stocks, whose success is less closely tied to the U.S. economy and markets.

Although not immune from the effects of the turmoil in U.S. credit markets, international stocks’ returns handily surpassed domestic stocks over the 12 months. The dollar’s ongoing weakness further enhanced foreign market returns for U.S.-based investors.

Bond market shaken, but regained ground at end

Turmoil in the corporate bond and subprime lending markets drove prices of U.S. Treasury bonds sharply higher, particularly toward the end of the fiscal period. As bond prices rose amid this

“flight to quality,” their yields fell. The declines were greatest among Treasury securities with the shortest maturities. The yield of the 3-month Treasury bill, which started the fiscal year at 4.89%, dropped more than a full percentage point to 3.81%.

2

As short-term yields fell, the yield curve—which illustrates the relationship between short- and long-term bond yields—returned to its usual, upward-sloping pattern. The curve had been mildly inverted at the start of the period, as yields of shorter-term bonds outpaced those of longer-term issues. The broad taxable bond market returned 5.1% for the year. Returns from tax-exempt bonds were lower, as these issues did not benefit from the late-summer rally in Treasuries.

Market Barometer
	Average Annual Total Returns
	Periods Ended September 30, 2007
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	16.9%	13.8%	16.0%
Russell 2000 Index (Small-caps)	12.3	13.4	18.8
Dow Jones Wilshire 5000 Index (Entire market)	17.1	14.0	16.5
MSCI All Country World Index ex USA (International)	31.1	26.5	26.3

Bonds
Lehman Aggregate Bond Index (Broad taxable market)	5.1%	3.9%	4.1%
Lehman Municipal Bond Index	3.1	3.9	4.0
Citigroup 3-Month Treasury Bill Index	5.0	4.0	2.8

CPI
Consumer Price Index	2.8%	3.2%	2.9%

3

A healthy performance for all of the funds

As a series, the Vanguard Target Retirement Funds invest in mixes of stock and bond funds that are appropriate for their maturity dates. As the retirement date nears, these portfolio allocations shift to become more conservative, and more income-oriented.

For investors in the funds covered in this report, retirement is, at the earliest, about 25 years distant. As a result, all of these funds feature a similar, growth-oriented asset allocation, with about 18% of their assets in international stocks, about 70% in U.S. stocks, and about 10% in bonds as of September 30. Only the Target Retirement 2030 fund has a slightly less aggressive portfolio allocation.

Among the five underlying Vanguard funds represented in the Target Retirement Funds in this report, the best performers were the international funds: Vanguard Emerging Markets Stock Index Fund (+58.2%), European Stock Index Fund (+27.8%), and Pacific Stock Index Fund (+18.8%). Vanguard Total Stock Market Index Fund (+16.8%) also produced robust gains. The smallest return was posted by the Total Bond Market Index Fund (+5.1%).

Competitive returns with low costs

As a series, the Vanguard Target Retirement Funds gradually march toward more conservative, age-appropriate asset allocations. To accomplish this, the funds rely on cost-efficient Vanguard index funds to capture the returns of the stock and bond markets.

Asset Allocations on September 30, 2007
			Short-Term
	Stocks[1]	Bonds	Investments
2030	87%	13%	0%
2035	90	10	0
2040	90	10	0
2045	90	10	0
2050	90	10	0

1  As of September 30, 2007, the 2030, 2035, 2040, 2045, and 2050 Funds all had an international stock weighting of 18% of assets.

4

The competitive performance of the funds since their inception has been excellent. As you can see in the table below, each of the Target Retirement Funds in this report fell within 0.2 percentage point of the performance of its composite benchmark index, which reflects market performance but with no transaction or management fees subtracted. When compared with the result of an appropriate composite of mutual fund peers, each fund’s return came out on top.

Over time, the low costs of Vanguard Target Retirement Funds should continue to provide a distinct advantage. For a look at how the funds stack up against their competitors in terms of costs, please see page 6.

An appropriate solution for retirement investing

As the past year has demonstrated, there’s no way to know what will happen in the stock market tomorrow, much less next month or next year. Long term, what’s the best strategy to follow when the markets remain so volatile?

Total Returns
Inception[1] Through September 30, 2007
Average
Annual Return
Vanguard Target Retirement 2030 Fund	18.3%
Target 2030 Composite Index	18.4
Target 2030 Composite Average[2]	17.0
Vanguard Target Retirement 2035 Fund	12.9
Target 2035 Composite Index	13.1
Target 2035 Composite Average[2]	12.3
Vanguard Target Retirement 2040 Fund	18.1
Target 2040 Composite Index	18.3
Target 2040 Composite Average[2]	16.9
Vanguard Target Retirement 2045 Fund	13.8
Target 2045 Composite Index	13.9
Target 2045 Composite Average[2]	13.1
Vanguard Target Retirement 2050 Fund	18.6
Target 2050 Composite Index	18.7
Target 2050 Composite Average[2]	17.3

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

1  For the 2035 and 2045 Funds, October 27, 2003; for the 2030, 2040, and 2050 Funds, June 7, 2006.

2  Each composite average weights the average returns of the appropriate mutual fund peer groups in proportion with the targeted weighting of a specific Target Retirement Fund. All together, the composites use returns for the average fixed income fund, the average general equity fund, the average international fund, and the average emerging markets fund. These returns are derived from data provided by Lipper Inc.

5

The best way to put together a long-term investment program is to select a diversified mix of stock, bond, and money market mutual funds that fits your goals, time horizon, and tolerance for risk. In the short-term, a balanced portfolio is unlikely to deliver the best or worst returns, but it can help you to reap the rewards of the markets’ best-performing assets while diluting the poor returns of the worst-performing ones.

The Vanguard Target Retirement Funds put this counsel into practice by providing investors with portfolios that offer a straightforward, age-appropriate solution to their retirement investment needs. By selecting a Target Retirement Fund, you have chosen an investment designed to be balanced appropriately, at any time, given your target date for retirement.

Thank you for investing with Vanguard.

Sincerely,

John J. Brennan

Chairman and Chief Executive Officer

October 12, 2007

Expense Ratios
Your fund compared with its peer group
	“Acquired” Fund	Peer-Group
	Fees and	Expense
	Expenses[1]	Ratio[2]
2030	0.21%	1.41%
2035	0.19	1.43
2040	0.21	1.43
2045	0.19	1.43
2050	0.21	1.43

1  This figure represents a weighted average of the annualized expense ratios and any fees charged by the underlying mutual funds in which the Target Retirement Funds invest. The Target Retirement Funds do not charge any expenses or fees of their own. Acquired is a term that the Securities and Exchange Commission applies to any mutual fund whose shares are owned by another fund.

2  Peer groups are (from top to bottom) the Target 2030 Composite Average, the Target 2035 Composite Average, the Target 2040 Composite Average, the Target 2045 Composite Average, and the Target 2050 Composite Average. Each average is a blended composite that weights the return of the average comparable mutual fund for each asset class in proportion to the target weighting of the appropriate Target Retirement Fund. Peer-group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2006.

6

Your Fund’s Performance at a Glance
September 30, 2006–September 30, 2007

	Starting	Ending	Distributions Per Share
	Share	Share	Income	Capital	SEC
	Price	Price	Dividends	Gains	Yield[1]
2030	$21.25	$24.74	$0.190	$0.000	2.10%
2035	13.18	15.25	0.260	0.000	2.00
2040	21.13	24.70	0.180	0.000	2.00
2045	13.60	15.75	0.250	0.010	2.00
2050	21.24	24.79	0.220	0.000	1.99

1  Thirty-day advertised yield net of expenses at month-end.

7

Target Retirement 2030 Fund

Fund Profile

As of September 30, 2007

Financial Attributes

Yield	2.1%
Expense Ratio	0%
Acquired Fund Fees and Expenses[1]	0.21%

Allocation to Underlying Vanguard Funds

Total Stock Market Index Fund	69.2%
Total Bond Market Index Fund	13.3
European Stock Index Fund	9.9
Pacific Stock Index Fund	4.5
Emerging Markets Stock Index Fund	3.1
Total	100.0%

Fund Asset Allocation

Equity Investment Focus

8

Fixed Income Investment Focus

1  This figure represents a weighted average of the annualized expense ratios and any fees charged by the underlying mutual funds in which the fund invests. The fund does not charge any expenses or fees of its own. Acquired is a term that the Securities and Exchange Commission applies to any mutual fund whose shares are owned by another fund.

See page 68 for a glossary of investment terms.

9

Target Retirement 2030 Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: June 7, 2006–September 30, 2007

Initial Investment of $10,000

	Average Annual Total Returns		Final Value
	Periods Ended September 30, 2007		of a $10,000
	One Year	Since Inception[1]	Investment
Vanguard Target Retirement 2030 Fund[2]	17.40%	18.30%	$12,474
Dow Jones Wilshire 5000 Index	17.08	17.69	12,389
Target 2030 Composite Index[3]	17.51	18.42	12,489
Target 2030 Composite Average[4]	17.81	17.00	12,293

Fiscal-Year Total Returns (%): June 7, 2006–September 30, 2007

				Target 2030
Fiscal	Capital	Income	Total	Composite
Year	Return	Return	Return	Index[3]
2006	6.3%	0.0%	6.3%	6.3%
2007	16.4	1.0	17.4	17.5

1  Performance for the fund and its comparative standards is calculated since the fund’s inception: June 7, 2006.

2  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

3  The Target 2030 Composite Index is derived by applying the fund’s target allocation to a set of unmanaged benchmarks, weighted as follows at the fiscal year-end: 69% MSCI US Broad Market Index, 15% MSCI EAFE Index,13% Lehman U.S. Aggregate Bond Index, and 3% MSCI Emerging Markets Index. The MSCI Emerging Markets Index replaced the Select Emerging Markets Index on August 24, 2006. The composite average changes over time with the fund’s asset allocation.

4  The Target 2030 Composite Average is derived by applying the fund’s target allocation to a set of peer-group averages, weighted as follows at the fiscal year-end: 69% average general equity fund, 15% average international fund, 13% average fixed income fund, and 3% average emerging markets fund. The composite average changes over time with the fund’s asset allocation. Derived from data provided by Lipper Inc.

Note: See Financial Highlights table on page 15 for dividend and capital gains information.

10

Target Retirement 2030 Fund

Financial Statements

Statement of Net Assets

As of September 30, 2007

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value•
	Shares	($000)
Investment Companies (99.9%)
U.S. Stock Funds (69.1%)
Vanguard Total Stock Market Index Fund Investor Shares	20,679,618	760,183
Vanguard Total Stock Market ETF	8,600	1,300

International Stock Funds (17.6%)
Vanguard European Stock Index Fund Investor Shares	2,639,678	109,335
Vanguard Pacific Stock Index Fund Investor Shares	3,634,385	49,827
Vanguard Emerging Markets Stock Index Fund Investor Shares	1,050,376	34,400

Bond Fund (13.2%)
Vanguard Total Bond Market Index Fund Investor Shares	14,634,614	146,053

Money Market Fund (0.0%)
[1] Vanguard Market Liquidity Fund, 5.153%	184,818	185
Total Investment Companies (Cost $1,040,151)		1,101,283
Other Assets and Liabilities (0.1%)
Other Assets		5,785
Liabilities		(4,511)
		1,274
Net Assets (100%)
Applicable to 44,561,799 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		1,102,557
Net Asset Value Per Share		$24.74

11

At September 30, 2007, net assets consisted of:[2]
	Amount	Per
	($000)	Share
Paid-in Capital	1,031,868	$23.16
Undistributed Net Investment Income	9,541.21
Accumulated Net Realized Gains	16	—
Unrealized Appreciation	61,132	1.37
Net Assets	1,102,557	$24.74

•  See Note A in Notes to Financial Statements.

1  Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

2  See Note C in Notes to Financial Statements for the tax-basis components of net assets.

12

Target Retirement 2030 Fund

Statement of Operations

Year Ended
September 30, 2007
($000)
Investment Income
Income
Income Distributions Received	11,196
Net Investment Income—Note B	11,196
Realized Net Gain (Loss)
Capital Gain Distributions Received	—
Investment Securities Sold	20
Realized Net Gain (Loss)	20
Change in Unrealized Appreciation (Depreciation) of Investment Securities	59,689
Net Increase (Decrease) in Net Assets Resulting from Operations	70,905

13

Target Retirement 2030 Fund

Statement of Changes in Net Assets

	Year Ended	June 7, 2006[1] to
	September 30,	September 30,
	2007	2006
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	11,196	189
Realized Net Gain (Loss)	20	(4)
Change in Unrealized Appreciation (Depreciation)	59,689	1,443
Net Increase (Decrease) in Net Assets Resulting from Operations	70,905	1,628
Distributions
Net Investment Income	(1,844)	—
Realized Capital Gain	—	—
Total Distributions	(1,844)	—
Capital Share Transactions—Note E
Issued	1,037,335	67,835
Issued in Lieu of Cash Distributions	1,842	—
Redeemed	(74,341)	(803)
Net Increase (Decrease) from Capital Share Transactions	964,836	67,032
Total Increase (Decrease)	1,033,897	68,660
Net Assets
Beginning of Period	68,660	—
End of Period[2]	1,102,557	68,660

1  Inception.

2  Net Assets—End of Period includes undistributed net investment income of $9,541,000 and $189,000.

14

Target Retirement 2030 Fund

Financial Highlights

	Year	June 7,
	Ended	2006[1] to
	Sept. 30,	Sept. 30,
For a Share Outstanding Throughout Each Period	2007	2006
Net Asset Value, Beginning of Period	$21.25	$20.00
Investment Operations
Net Investment Income	.49[2]	.17[2]
Capital Gain Distributions Received	—	—
Net Realized and Unrealized Gain (Loss) on Investments	3.19	1.08
Total from Investment Operations	3.68	1.25
Distributions
Dividends from Net Investment Income	(.19)	—
Distributions from Realized Capital Gains	—	—
Total Distributions	(.19)	—
Net Asset Value, End of Period	$24.74	$21.25

Total Return[3]	17.40%	6.25%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,103	$69
Ratio of Expenses to Average Net Assets—Note B	0%[4]	0%
Ratio of Net Investment Income to Average Net Assets	2.10%	1.81%*
Portfolio Turnover Rate	4%	13%

1  Inception.

2  Calculated based on average shares outstanding.

3  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

4  The acquired fund fees and expenses were 0.21%.

*  Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

15

Target Retirement 2030 Fund

Notes to Financial Statements

Vanguard Target Retirement 2030 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund files reports with the SEC under the company name Vanguard Chester Funds. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. stocks, international stocks, and bonds.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Investments in other Vanguard funds (with the exception of ETF Shares) are valued at that fund’s net asset value. ETFs are valued at the latest quoted sales prices or official closing prices taken from their primary market or, if not traded on the valuation date, at the mean of the latest quoted bid and asked prices.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Under a service agreement, The Vanguard Group furnishes corporate management, administrative, marketing, and distribution services to the fund. The service agreement provides that Vanguard will reimburse the fund’s expenses to the extent of savings in administrative and marketing costs realized by Vanguard in the operation of the fund. Accordingly, all expenses incurred by the fund during the year ended September 30, 2007, were reimbursed by Vanguard. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

For tax purposes, at September 30, 2007, the fund had $9,558,000 of ordinary income available for distribution.

At September 30, 2007, the cost of investment securities for tax purposes was $1,040,151,000. Net unrealized appreciation of investment securities for tax purposes was $61,132,000 consisting entirely of unrealized gains on securities that had risen in value since their purchase.

16

Target Retirement 2030 Fund

D. During the year ended September 30, 2007, the fund purchased $992,495,000 of investment securities and sold $19,643,000 of investment securities, other than temporary cash investments.

E. Capital shares issued and redeemed were:

	Year Ended	June 7, 2006[1] to
	September 30, 2007	September 30, 2006
	Shares	Shares
	(000)	(000)
Issued	44,391	3,271
Issued in Lieu of Cash Distributions	81	—
Redeemed	(3,142)	(39)
Net Increase (Decrease) in Shares Outstanding	41,330	3,232

F. In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements, and is effective for the fund’s fiscal year beginning October 1, 2007. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended September 30, 2006–September 30, 2007) for purposes of implementing FIN 48, and has concluded that as of September 30, 2007, no provision for income tax would be required in the fund’s financial statements.

1  Inception.

17

Target Retirement 2035 Fund

Fund Profile

As of September 30, 2007

Financial Attributes

Yield	2.0%
Expense Ratio	0%
Acquired Fund Fees and Expenses[1]	0.19%

Volatility Measures[2]
Fund Versus
Composite Index[3]
R-Squared	1.00
Beta	1.00

Allocation to Underlying Vanguard Funds

Total Stock Market Index Fund	71.8%
European Stock Index Fund	10.3
Total Bond Market Index Fund	10.0
Pacific Stock Index Fund	4.6
Emerging Markets Stock Index Fund	3.3
Total	100.0%

Fund Asset Allocation

Equity Investment Focus

18

Fixed Income Investment Focus

1  This figure represents a weighted average of the annualized expense ratios and any fees charged by the underlying mutual funds in which the fund invests. The fund does not charge any expenses or fees of its own. Acquired is a term that the Securities and Exchange Commission applies to any mutual fund whose shares are owned by another fund.

2  For an explanation of R-squared, beta, and other terms used here, see the Glossary on page 68.

3  The Target 2035 Composite Index is derived by applying the fund’s target allocation to a set of unmanaged benchmarks, weighted as follows at the fiscal year-end: 72% MSCI US Broad Market Index, 15% MSCI EAFE Index, 10% Lehman U.S. Aggregate Bond Index, and 3% MSCI Emerging Markets Index. The MSCI US Broad Market Index replaced the Dow Jones Wilshire 5000 Index on April 23, 2005. The MSCI Emerging Markets Index replaced the Select Emerging Markets Index on August 24, 2006. The composite index changes over time with the fund’s asset allocation.

19

Target Retirement 2035 Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 27, 2003–September 30, 2007

Initial Investment of $10,000

	Average Annual Total Returns		Final Value
	Periods Ended September 30, 2007		of a $10,000
	One Year	Since Inception[1]	Investment
Vanguard Target Retirement 2035 Fund[2]	17.87%	12.95%	$16,128
Dow Jones Wilshire 5000 Index	17.08	13.36	16,361
Target 2035 Composite Index[3]	17.96	13.06	16,190
Target 2035 Composite Average[4]	18.28	12.26	15,746

20

Fiscal-Year Total Returns (%): October 27, 2003–September 30, 2007
				Target 2035
Fiscal	Capital	Income	Total	Composite
Year	Return	Return	Return	Index[3]
2004	9.2%	0.7%	9.9%	9.9%
2005	11.9	1.6	13.5	13.6
2006	7.9	1.8	9.7	9.9
2007	15.7	2.2	17.9	18.0

1  Performance for the fund and its comparative standards is calculated since the fund’s inception: October 27, 2003.

2  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

3  The Target 2035 Composite Index is derived by applying the fund’s target allocation to a set of unmanaged benchmarks, weighted as follows at the fiscal year-end: 72% MSCI US Broad Market Index, 15% MSCI EAFE Index, 10% Lehman U.S. Aggregate Bond Index, and 3% MSCI Emerging Markets Index. The MSCI US Broad Market Index replaced the Dow Jones Wilshire 5000 Index on April 23, 2005. The MSCI Emerging Markets Index replaced the Select Emerging Markets Index on August 24, 2006. The composite index changes over time with the fund’s asset allocation.

4  The Target 2035 Composite Average is derived by applying the fund’s target allocation to a set of peer-group averages, weighted as follows at the fiscal year-end: 72% average general equity fund, 15% average international fund, 10% average fixed income fund, and 3% average emerging markets fund. The composite average changes over time with the fund’s asset allocation. Derived from data provided by Lipper Inc.

Note: See Financial Highlights table on page 26 for dividend and capital gains information.

21

Target Retirement 2035 Fund

Financial Statements

Statement of Net Assets

As of September 30, 2007

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value•
	Shares	($000)
Investment Companies (99.7%)
U.S. Stock Funds (71.6%)
Vanguard Total Stock Market Index Fund Investor Shares	86,289,901	3,172,017
Vanguard Total Stock Market ETF	587,700	88,807

International Stock Funds (18.2%)
Vanguard European Stock Index Fund Investor Shares	11,326,575	469,147
Vanguard Pacific Stock Index Fund Investor Shares	15,223,367	208,712
Vanguard Emerging Markets Stock Index Fund Investor Shares	4,581,772	150,053

Bond Fund (9.9%)
Vanguard Total Bond Market Index Fund Investor Shares	45,293,051	452,025
Total Investment Companies (Cost $3,866,000)		4,540,761
Other Assets and Liabilities (0.3%)
Other Assets		26,690
Liabilities		(14,200)
		12,490
Net Assets (100%)
Applicable to 298,481,365 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		4,553,251
Net Asset Value Per Share		$15.25

22

At September 30, 2007, net assets consisted of:[1]
	Amount	Per
	($000)	Share
Paid-in Capital	3,839,884	$12.86
Undistributed Net Investment Income	48,451.16
Accumulated Net Realized Losses	(9,845)	(.03)
Unrealized Appreciation	674,761	2.26
Net Assets	4,553,251	$15.25

•  See Note A in Notes to Financial Statements.

1  See Note C in Notes to Financial Statements for the tax-basis components of net assets.

23

Target Retirement 2035 Fund

Statement of Operations

Year Ended
September 30, 2007
($000)
Investment Income
Income
Income Distributions Received	74,617
Net Investment Income—Note B	74,617
Realized Net Gain (Loss)
Capital Gain Distributions Received	—
Investment Securities Sold	460
Realized Net Gain (Loss)	460
Change in Unrealized Appreciation (Depreciation) of Investment Securities	480,868
Net Increase (Decrease) in Net Assets Resulting from Operations	555,945

24

Target Retirement 2035 Fund

Statement of Changes in Net Assets

	Year Ended September 30,
	2007	2006
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	74,617	41,439
Realized Net Gain (Loss)	460	(10,382)
Change in Unrealized Appreciation (Depreciation)	480,868	139,747
Net Increase (Decrease) in Net Assets Resulting from Operations	555,945	170,804
Distributions
Net Investment Income	(55,711)	(22,348)
Realized Capital Gain	—	—
Total Distributions	(55,711)	(22,348)
Capital Share Transactions—Note E
Issued	1,808,436	1,523,484
Issued in Lieu of Cash Distributions	55,512	22,296
Redeemed	(373,254)	(223,582)
Net Increase (Decrease) from Capital Share Transactions	1,490,694	1,322,198
Total Increase (Decrease)	1,990,928	1,470,654
Net Assets
Beginning of Period	2,562,323	1,091,669
End of Period[1]	4,553,251	2,562,323

1  Net Assets—End of Period includes undistributed net investment income of $48,451,000 and $29,545,000.

25

Target Retirement 2035 Fund

Financial Highlights

				Sept. 1,	Oct. 27,
				2004, to	2003[2] to
	Year Ended September 30,			Sept. 30,	Aug. 31,
For a Share Outstanding Throughout Each Period	2007	2006	2005	2004[1]	2004
Net Asset Value, Beginning of Period	$13.18	$12.22	$10.92	$10.76	$10.00
Investment Operations
Net Investment Income	.27	.28[3]	.27[3]	.03	.115
Capital Gain Distributions Received	—	—	—	—	—
Net Realized and Unrealized Gain (Loss)
on Investments	2.06	.89	1.20	.13	.710
Total from Investment Operations	2.33	1.17	1.47	.16	.825
Distributions
Dividends from Net Investment Income	(.26)	(.21)	(.17)	—	(.065)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.26)	(.21)	(.17)	—	(.065)
Net Asset Value, End of Period	$15.25	$13.18	$12.22	$10.92	$10.76

Total Return[4]	17.87%	9.70%	13.53%	1.49%	8.27%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,553	$2,562	$1,092	$236	$211
Ratio of Expenses to
Average Net Assets—Note B	0%[5]	0%	0%	0%	0%
Ratio of Net Investment Income to
Average Net Assets	2.09%	2.21%	2.33%	1.97%*	1.70%*
Portfolio Turnover Rate	1%	14%	0%	0%	2%

1  The fund’s fiscal year-end changed from August 31 to September 30, effective September 30, 2004.

2  Inception.

3  Calculated based on average shares outstanding.

4  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

5  The acquired fund fees and expenses were 0.19%.

*  Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

26

Target Retirement 2035 Fund

Notes to Financial Statements

Vanguard Target Retirement 2035 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund files reports with the SEC under the company name Vanguard Chester Funds. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. stocks, international stocks, and bonds.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Investments in other Vanguard funds (with the exception of ETF Shares) are valued at that fund’s net asset value. ETFs are valued at the latest quoted sales prices or official closing prices taken from their primary market or, if not traded on the valuation date, at the mean of the latest quoted bid and asked prices.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Under a service agreement, The Vanguard Group furnishes corporate management, administrative, marketing, and distribution services to the fund. The service agreement provides that Vanguard will reimburse the fund’s expenses to the extent of savings in administrative and marketing costs realized by Vanguard in the operation of the fund. Accordingly, all expenses incurred by the fund during the year ended September 30, 2007, were reimbursed by Vanguard. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

For tax purposes, at September 30, 2007, the fund had $48,571,000 of ordinary income available for distribution. The fund had available realized losses of $9,887,000 to offset future net capital gains through September 30, 2015.

At September 30, 2007, the cost of investment securities for tax purposes was $3,866,078,000. Net unrealized appreciation of investment securities for tax purposes was $674,683,000, consisting of unrealized gains of $675,452,000 on securities that had risen in value since their purchase and $769,000 in unrealized losses on securities that had fallen in value since their purchase.

27

Target Retirement 2035 Fund

D. During the year ended September 30, 2007, the fund purchased $1,536,369,000 of investment securities and sold $34,864,000 of investment securities, other than temporary cash investments.

E. Capital shares issued and redeemed were:

	Year Ended September 30,
	2007	2006
	Shares	Shares
	(000)	(000)
Issued	125,990	120,932
Issued in Lieu of Cash Distributions	3,985	1,811
Redeemed	(25,894)	(17,683)
Net Increase (Decrease) in Shares Outstanding	104,081	105,060

F. In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements, and is effective for the fund’s fiscal year beginning October 1, 2007. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended August 31, 2004–September 30, 2007) for purposes of implementing FIN 48, and has concluded that as of September 30, 2007, no provision for income tax would be required in the fund’s financial statements.

28

Target Retirement 2040 Fund

Fund Profile

As of September 30, 2007

Financial Attributes

Yield	2.0%
Expense Ratio	0%
Acquired Fund Fees and Expenses[1]	0.21%

Allocation to Underlying Vanguard Funds

Total Stock Market Index Fund	71.9%
European Stock Index Fund	10.3
Total Bond Market Index Fund	9.9
Pacific Stock Index Fund	4.7
Emerging Markets Stock Index Fund	3.2
Total	100.0%

Fund Asset Allocation

Equity Investment Focus

29

Fixed Income Investment Focus

1  This figure represents a weighted average of the annualized expense ratios and any fees charged by the underlying mutual funds in which the fund invests. The fund does not charge any expenses or fees of its own. Acquired is a term that the Securities and Exchange Commission applies to any mutual fund whose shares are owned by another fund.

See page 68 for a glossary of investment terms.

30

Target Retirement 2040 Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: June 7, 2006–September 30, 2007

Initial Investment of $10,000

	Average Annual Total Returns		Final Value
	Periods Ended September 30, 2007		of a $10,000
	One Year	Since Inception[1]	Investment
Vanguard Target Retirement 2040 Fund[2]	17.83%	18.12%	$12,449
Dow Jones Wilshire 5000 Index	17.08	17.69	12,389
Target 2040 Composite Index[3]	17.96	18.28	12,470
Target 2040 Composite Average[4]	18.28	16.87	12,275

31

Fiscal-Year Total Returns (%): June 7, 2006–September 30, 2007
				Target 2040
Fiscal	Capital	Income	Total	Composite
Year	Return	Return	Return	Index[3]
2006	5.7%	0.0%	5.7%	5.7%
2007	16.9	0.9	17.8	18.0

1  Performance for the fund and its comparative standards is calculated since the fund’s inception: June 7, 2006.

2  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

3  The Target 2040 Composite Index is derived by applying the fund’s target allocation to a set of unmanaged benchmarks, weighted as follows at the fiscal year-end: 72% MSCI US Broad Market Index, 15% MSCI EAFE Index, 10% Lehman U.S. Aggregate Bond Index, and 3% MSCI Emerging Markets Index. The MSCI Emerging Markets Index replaced the Select Emerging Markets Index on August 24, 2006. The composite average changes over time with the fund’s asset allocation.

4  The Target 2040 Composite Average is derived by applying the fund’s target allocation to a set of peer-group averages, weighted as follows at the fiscal year-end: 72% average general equity fund, 15% average international fund, 10% average fixed income fund, and 3% average emerging markets fund. The composite average changes over time with the fund’s asset allocation. Derived from data provided by Lipper Inc.

Note: See Financial Highlights table on page 37 for dividend and capital gains information.

32

Target Retirement 2040 Fund

Financial Statements

Statement of Net Assets

As of September 30, 2007

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value•
	Shares	($000)
Investment Companies (99.7%)
U.S. Stock Funds (71.6%)
Vanguard Total Stock Market Index Fund Investor Shares	9,951,993	365,835
Vanguard Total Stock Market ETF	7,000	1,058

International Stock Funds (18.1%)
Vanguard European Stock Index Fund Investor Shares	1,269,880	52,598
Vanguard Pacific Stock Index Fund Investor Shares	1,743,800	23,908
Vanguard Emerging Markets Stock Index Fund Investor Shares	503,990	16,506

Bond Fund (9.9%)
Vanguard Total Bond Market Index Fund Investor Shares	5,068,354	50,582

Money Market Fund (0.1%)
[1] Vanguard Market Liquidity Fund, 5.153%	666,408	666
Total Investment Companies (Cost $482,447)		511,153
Other Assets and Liabilities (0.3%)
Other Assets		3,930
Liabilities		(2,331)
		1,599
Net Assets (100%)
Applicable to 20,762,855 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		512,752
Net Asset Value Per Share		$24.70

33

At September 30, 2007, net assets consisted of:[2]
	Amount	Per
	($000)	Share
Paid-in Capital	479,976	$23.12
Undistributed Net Investment Income	4,083.20
Accumulated Net Realized Losses	(13)	—
Unrealized Appreciation	28,706	1.38
Net Assets	512,752	$24.70

•  See Note A in Notes to Financial Statements.

1  Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

2  See Note C in Notes to Financial Statements for the tax-basis components of net assets.

34

Target Retirement 2040 Fund

Statement of Operations

Year Ended
September 30, 2007
($000)
Investment Income
Income
Income Distributions Received	4,793
Net Investment Income—Note B	4,793
Realized Net Gain (Loss)
Capital Gain Distributions Received	—
Investment Securities Sold	(13)
Realized Net Gain (Loss)	(13)
Change in Unrealized Appreciation (Depreciation) of Investment Securities	28,039
Net Increase (Decrease) in Net Assets Resulting from Operations	32,819

35

Target Retirement 2040 Fund

Statement of Changes in Net Assets

	Year Ended	June 7, 2006[1] to
	September 30,	September 30,
	2007	2006
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	4,793	84
Realized Net Gain (Loss)	(13)	—
Change in Unrealized Appreciation (Depreciation)	28,039	667
Net Increase (Decrease) in Net Assets Resulting from Operations	32,819	751
Distributions
Net Investment Income	(794)	—
Realized Capital Gain	—	—
Total Distributions	(794)	—
Capital Share Transactions—Note E
Issued	496,598	31,632
Issued in Lieu of Cash Distributions	793	—
Redeemed	(48,582)	(465)
Net Increase (Decrease) from Capital Share Transactions	448,809	31,167
Total Increase (Decrease)	480,834	31,918
Net Assets
Beginning of Period	31,918	—
End of Period[2]	512,752	31,918

1  Inception.

2  Net Assets—End of Period includes undistributed net investment income of $4,083,000 and $84,000.

36

Target Retirement 2040 Fund

Financial Highlights

	Year	June 7,
	Ended	2006[1] to
	Sept. 30,	Sept. 30,
For a Share Outstanding Throughout Each Period	2007	2006
Net Asset Value, Beginning of Period	$21.13	$20.00
Investment Operations
Net Investment Income	.46[2]	.16[2]
Capital Gain Distributions Received	—	—
Net Realized and Unrealized Gain (Loss) on Investments	3.29	.97
Total from Investment Operations	3.75	1.13
Distributions
Dividends from Net Investment Income	(.18)	—
Distributions from Realized Capital Gains	—	—
Total Distributions	(.18)	—
Net Asset Value, End of Period	$24.70	$21.13

Total Return[3]	17.83%	5.65%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$513	$32
Ratio of Expenses to Average Net Assets—Note B	0%[4]	0%
Ratio of Net Investment Income to Average Net Assets	1.99%	1.72%*
Portfolio Turnover Rate	4%	0%

1  Inception.

2  Calculated based on average shares outstanding.

3  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

4  The acquired fund fees and expenses were 0.21%.

*  Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

37

Target Retirement 2040 Fund

Notes to Financial Statements

Vanguard Target Retirement 2040 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund files reports with the SEC under the company name Vanguard Chester Funds. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. stocks, international stocks, and bonds.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Investments in other Vanguard funds (with the exception of ETF Shares) are valued at that fund’s net asset value. ETFs are valued at the latest quoted sales prices or official closing prices taken from their primary market or, if not traded on the valuation date, at the mean of the latest quoted bid and asked prices.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Under a service agreement, The Vanguard Group furnishes corporate management, administrative, marketing, and distribution services to the fund. The service agreement provides that Vanguard will reimburse the fund’s expenses to the extent of savings in administrative and marketing costs realized by Vanguard in the operation of the fund. Accordingly, all expenses incurred by the fund during the year ended September 30, 2007, were reimbursed by Vanguard. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

For tax purposes, at September 30, 2007, the fund had $4,084,000 of ordinary income available for distribution.

At September 30, 2007, the cost of investment securities for tax purposes was $482,461,000. Net unrealized appreciation of investment securities for tax purposes was $28,692,000, consisting of unrealized gains of $28,706,000 on securities that had risen in value since their purchase and $14,000 in unrealized losses on securities that had fallen in value since their purchase.

D. During the year ended September 30, 2007, the fund purchased $459,802,000 of investment securities and sold $9,166,000 of investment securities, other than temporary cash investments.

38

Target Retirement 2040 Fund

E. Capital shares issued and redeemed were:

	Year Ended	June 7, 2006[1] to
	September 30, 2007	September 30, 2006
	Shares	Shares
	(000)	(000)
Issued	21,263	1,532
Issued in Lieu of Cash Distributions	35	—
Redeemed	(2,046)	(22)
Net Increase (Decrease) in Shares Outstanding	19,252	1,510

F. In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements, and is effective for the fund’s fiscal year beginning October 1, 2007. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended September 30, 2006–September 30, 2007) for purposes of implementing FIN 48, and has concluded that as of September 30, 2007, no provision for income tax would be required in the fund’s financial statements.

1  Inception.

39

Target Retirement 2045 Fund

Fund Profile

As of September 30, 2007

Financial Attributes

Yield	2.0%
Expense Ratio	0%
Acquired Fund Fees and Expenses[1]	0.19%

Volatility Measures[2]
Fund Versus
Composite Index[3]
R-Squared	1.00
Beta	0.99

Allocation to Underlying Vanguard Funds

Total Stock Market Index Fund	71.7%
European Stock Index Fund	10.5
Total Bond Market Index Fund	10.0
Pacific Stock Index Fund	4.6
Emerging Markets Stock Index Fund	3.2
Total	100.0%

Fund Asset Allocation

Equity Investment Focus

40

Fixed Income Investment Focus

1  This figure represents a weighted average of the annualized expense ratios and any fees charged by the underlying mutual funds in which the fund invests. The fund does not charge any expenses or fees of its own. Acquired is a term that the Securities and Exchange Commission applies to any mutual fund whose shares are owned by another fund.

2  For an explanation of R-squared, beta, and other terms used here, see the Glossary on page 68.

3  The Target 2045 Composite Index is derived by applying the fund’s target allocation to a set of unmanaged benchmarks, weighted as follows at the fiscal year-end: 72% MSCI US Broad Market Index, 15% MSCI EAFE Index, 10% Lehman U.S. Aggregate Bond Index, and 3% MSCI Emerging Markets Index. The MSCI US Broad Market Index replaced the Dow Jones Wilshire 5000 Index on April 23, 2005. The MSCI Emerging Markets Index replaced the Select Emerging Markets Index on August 24, 2006. The composite index changes over time with the fund’s asset allocation.

41

Target Retirement 2045 Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 27, 2003–September 30, 2007

Initial Investment of $10,000

	Average Annual Total Returns		Final Value
	Periods Ended September 30, 2007		of a $10,000
	One Year	Since Inception[1]	Investment
Vanguard Target Retirement 2045 Fund[2]	17.90%	13.79%	$16,604
Dow Jones Wilshire 5000 Index	17.08	13.36	16,361
Target 2045 Composite Index[3]	17.96	13.88	16,659
Target 2045 Composite Average[4]	18.28	13.06	16,194

42

Fiscal-Year Total Returns (%): October 27, 2003–September 30, 2007
				Target 2045
Fiscal	Capital	Income	Total	Composite
Year	Return	Return	Return	Index[3]
2004	9.8%	0.7%	10.5%	10.6%
2005	13.6	1.5	15.1	15.2
2006	9.1	1.6	10.7	10.8
2007	15.9	2.0	17.9	18.0

1  Performance for the fund and its comparative standards is calculated since the fund’s inception: October 27, 2003.

2  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

3  The Target 2045 Composite Index is derived by applying the fund’s target allocation to a set of unmanaged benchmarks, weighted as follows at the fiscal year-end: 72% MSCI US Broad Market Index, 15% MSCI EAFE Index, 10% Lehman U.S. Aggregate Bond Index, and 3% MSCI Emerging Markets Index. The MSCI US Broad Market Index replaced the Dow Jones Wilshire 5000 Index on April 23, 2005. The MSCI Emerging Markets Index replaced the Select Emerging Markets Index on August 24, 2006. The composite index changes over time with the fund’s asset allocation.

4  The Target 2045 Composite Average is derived by applying the fund’s target allocation to a set of peer-group averages, weighted as follows at the fiscal year-end: 72% average general equity fund, 15% average international fund, 10% average fixed income fund, and 3% average emerging markets fund. The composite average changes over time with the fund’s asset allocation. Derived from data provided by Lipper Inc.

Note: See Financial Highlights table on page 48 for dividend and capital gains information.

43

Target Retirement 2045 Fund

Financial Statements

Statement of Net Assets

As of September 30, 2007

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value•
	Shares	($000)
Investment Companies (99.7%)
U.S. Stock Funds (71.5%)
Vanguard Total Stock Market Index Fund Investor Shares	41,786,373	1,536,067
Vanguard Total Stock Market ETF	266,500	40,271

International Stock Funds (18.2%)
Vanguard European Stock Index Fund Investor Shares	5,568,150	230,633
Vanguard Pacific Stock Index Fund Investor Shares	7,408,419	101,569
Vanguard Emerging Markets Stock Index Fund Investor Shares	2,135,413	69,935

Bond Fund (10.0%)
Vanguard Total Bond Market Index Fund Investor Shares	21,985,839	219,419

Total Investment Companies (Cost $1,878,634)		2,197,894
Other Assets and Liabilities (0.3%)
Other Assets		13,442
Liabilities		(7,408)
		6,034
Net Assets (100%)
Applicable to 139,904,374 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		2,203,928
Net Asset Value Per Share		$15.75

44

At September 30, 2007, net assets consisted of:[1]
	Amount	Per
	($000)	Share
Paid-in Capital	1,861,755	$13.31
Undistributed Net Investment Income	22,836.16
Accumulated Net Realized Gains	77	—
Unrealized Appreciation	319,260	2.28
Net Assets	2,203,928	$15.75

•  See Note A in Notes to Financial Statements.

1  See Note C in Notes to Financial Statements for the tax-basis components of net assets.

45

Target Retirement 2045 Fund

Statement of Operations

Year Ended
September 30, 2007
($000)
Investment Income
Income
Income Distributions Received	35,783
Net Investment Income—Note B	35,783
Realized Net Gain (Loss)
Capital Gain Distributions Received	—
Investment Securities Sold	89
Realized Net Gain (Loss)	89
Change in Unrealized Appreciation (Depreciation) of Investment Securities	229,398
Net Increase (Decrease) in Net Assets Resulting from Operations	265,270

46

Target Retirement 2045 Fund

Statement of Changes in Net Assets

	Year Ended September 30,
	2007	2006
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	35,783	17,071
Realized Net Gain (Loss)	89	1,211
Change in Unrealized Appreciation (Depreciation)	229,398	65,100
Net Increase (Decrease) in Net Assets Resulting from Operations	265,270	83,382
Distributions
Net Investment Income	(24,576)	(9,135)
Realized Capital Gain[1]	(983)	—
Total Distributions	(25,559)	(9,135)
Capital Share Transactions—Note E
Issued	994,069	741,765
Issued in Lieu of Cash Distributions	25,473	9,100
Redeemed	(241,108)	(131,331)
Net Increase (Decrease) from Capital Share Transactions	778,434	619,534
Total Increase (Decrease)	1,018,145	693,781
Net Assets
Beginning of Period	1,185,783	492,002
End of Period[2]	2,203,928	1,185,783

1  Includes fiscal 2007 short-term gain distributions totaling $983,000. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

2  Net Assets—End of Period includes undistributed net investment income of $22,836,000 and $11,629,000.

47

Target Retirement 2045 Fund

Financial Highlights

				Sept. 1,	Oct. 27,
				2004, to	2003[2] to
	Year Ended September 30,			Sept. 30,	Aug. 31,
For a Share Outstanding Throughout Each Period	2007	2006	2005	2004[1]	2004
Net Asset Value, Beginning of Period	$13.60	$12.47	$10.98	$10.80	$10.00
Investment Operations
Net Investment Income	.28	.27[3]	.24[3]	.03	.11
Capital Gain Distributions Received	—	—	—	—	—
Net Realized and Unrealized Gain (Loss)
on Investments	2.13	1.05	1.41	.15	.76
Total from Investment Operations	2.41	1.32	1.65	.18	.87
Distributions
Dividends from Net Investment Income	(.25)	(.19)	(.16)	—	(.07)
Distributions from Realized Capital Gains	(.01)	—	—	—	—
Total Distributions	(.26)	(.19)	(.16)	—	(.07)
Net Asset Value, End of Period	$15.75	$13.60	$12.47	$10.98	$10.80

Total Return[4]	17.90%	10.70%	15.09%	1.67%	8.72%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,204	$1,186	$492	$85	$76
Ratio of Expenses to
Average Net Assets—Note B	0%[5]	0%	0%	0%	0%
Ratio of Net Investment Income to
Average Net Assets	2.08%	2.03%	2.07%	1.65%*	1.38%*
Portfolio Turnover Rate	1%	3%	7%	0%	7%

1  The fund’s fiscal year-end changed from August 31 to September 30, effective September 30, 2004.

2  Inception.

3  Calculated based on average shares outstanding.

4  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

5  The acquired fund fees and expenses were 0.19%.

*  Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

48

Target Retirement 2045 Fund

Notes to Financial Statements

Vanguard Target Retirement 2045 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund files reports with the SEC under the company name Vanguard Chester Funds. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. stocks, international stocks, and bonds.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Investments in other Vanguard funds (with the exception of ETF Shares) are valued at that fund’s net asset value. ETFs are valued at the latest quoted sales prices or official closing prices taken from their primary market or, if not traded on the valuation date, at the mean of the latest quoted bid and asked prices.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Under a service agreement, The Vanguard Group furnishes corporate management, administrative, marketing, and distribution services to the fund. The service agreement provides that Vanguard will reimburse the fund’s expenses to the extent of savings in administrative and marketing costs realized by Vanguard in the operation of the fund. Accordingly, all expenses incurred by the fund during the year ended September 30, 2007, were reimbursed by Vanguard. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

For tax purposes, at September 30, 2007, the fund had $22,936,000 of ordinary income available for distribution.

At September 30, 2007, the cost of investment securities for tax purposes was $1,878,634,000. Net unrealized appreciation of investment securities for tax purposes was $319,260,000, consisting of unrealized gains of $320,483,000 on securities that had risen in value since their purchase and $1,223,000 in unrealized losses on securities that had fallen in value since their purchase.

D. During the year ended September 30, 2007, the fund purchased $810,393,000 of investment securities and sold $24,071,000 of investment securities, other than temporary cash investments.

49

Target Retirement 2045 Fund

E. Capital shares issued and redeemed were:

	Year Ended September 30,
	2007	2006
	Shares	Shares
	(000)	(000)
Issued	67,196	57,087
Issued in Lieu of Cash Distributions	1,771	720
Redeemed	(16,238)	(10,084)
Net Increase (Decrease) in Shares Outstanding	52,729	47,723

F. In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements, and is effective for the fund’s fiscal year beginning October 1, 2007. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended August 31, 2004–September 30, 2007) for purposes of implementing FIN 48, and has concluded that as of September 30, 2007, no provision for income tax would be required in the fund’s financial statements.

50

Target Retirement 2050 Fund

Fund Profile

As of September 30, 2007

Financial Attributes

Yield	2.0%
Expense Ratio	0%
Acquired Fund Fees and Expenses[1]	0.21%

Allocation to Underlying Vanguard Funds

Total Stock Market Index Fund	71.8%
European Stock Index Fund	10.3
Total Bond Market Index Fund	9.9
Pacific Stock Index Fund	4.7
Emerging Markets Stock Index Fund	3.3
Total	100.0%

Fund Asset Allocation

Equity Investment Focus

51

Fixed Income Investment Focus

1  This figure represents a weighted average of the annualized expense ratios and any fees charged by the underlying mutual funds in which the fund invests. The fund does not charge any expenses or fees of its own. Acquired is a term that the Securities and Exchange Commission applies to any mutual fund whose shares are owned by another fund.

See page 68 for a glossary of investment terms.

52

Target Retirement 2050 Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: June 7, 2006–September 30, 2007

Initial Investment of $10,000

	Average Annual Total Returns		Final Value
	Periods Ended September 30, 2007		of a $10,000
	One Year	Since Inception[1]	Investment
Vanguard Target Retirement 2050 Fund[2]	17.85%	18.60%	$12,515
Dow Jones Wilshire 5000 Index	17.08	17.69	12,389
Target 2050 Composite Index[3]	17.96	18.68	12,526
Target 2050 Composite Average[4]	18.28	17.26	12,330

53

Fiscal-Year Total Returns (%): June 7, 2006–September 30, 2007
				Target 2050
Fiscal	Capital	Income	Total	Composite
Year	Return	Return	Return	Index[3]
2006	6.2%	0.0%	6.2%	6.2%
2007	16.7	1.1	17.8	18.0

1  Performance for the fund and its comparative standards is calculated since the fund’s inception: June 7, 2006.

2  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

3  The Target 2050 Composite Index is derived by applying the fund’s target allocation to a set of unmanaged benchmarks, weighted as follows at the fiscal year-end: 72% MSCI US Broad Market Index, 15% MSCI EAFE Index, 10% Lehman U.S. Aggregate Bond Index, and 3% MSCI Emerging Markets Index. The MSCI Emerging Markets Index replaced the Select Emerging Markets Index on August 24, 2006. The composite average changes over time with the fund’s asset allocation.

4  The Target 2050 Composite Average is derived by applying the fund’s target allocation to a set of peer-group averages, weighted as follows at the fiscal year-end: 72% average general equity fund, 15% average international fund, 10% average fixed income fund, and 3% average emerging markets fund. The composite average changes over time with the fund’s asset allocation. Derived from data provided by Lipper Inc.

Note: See Financial Highlights table on page 59 for dividend and capital gains information.

54

Target Retirement 2050 Fund

Financial Statements

Statement of Net Assets

As of September 30, 2007

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value•
	Shares	($000)
Investment Companies (99.2%)
U.S. Stock Funds (71.3%)
Vanguard Total Stock Market Index Fund Investor Shares	3,712,157	136,459
Vanguard Total Stock Market ETF	2,900	438

International Stock Funds (18.1%)
Vanguard European Stock Index Fund Investor Shares	472,188	19,558
Vanguard Pacific Stock Index Fund Investor Shares	647,315	8,875
Vanguard Emerging Markets Stock Index Fund Investor Shares	194,556	6,371

Bond Fund (9.8%)
Vanguard Total Bond Market Index Fund Investor Shares	1,888,202	18,844

Money Market Fund (0.0%)
[1] Vanguard Market Liquidity Fund, 5.153%	25,732	26
Total Investment Companies (Cost $179,938)		190,571
Other Assets and Liabilities (0.8%)
Other Assets		2,678
Liabilities		(1,103)
		1,575
Net Assets (100%)
Applicable to 7,751,030 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		192,146
Net Asset Value Per Share		$24.79

55

Target Retirement 2050 Fund

At September 30, 2007, net assets consisted of:[2]
	Amount	Per
	($000)	Share
Paid-in Capital	180,008	$23.22
Undistributed Net Investment Income	1,518.20
Accumulated Net Realized Losses	(13)	—
Unrealized Appreciation	10,633	1.37
Net Assets	192,146	$24.79

•  See Note A in Notes to Financial Statements.

1  Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

2  See Note C in Notes to Financial Statements. for the tax-basis components of net assets.

56

Target Retirement 2050 Fund

Statement of Operations

Year Ended
September 30, 2007
($000)
Investment Income
Income
Income Distributions Received	1,803
Net Investment Income—Note B	1,803
Realized Net Gain (Loss)
Capital Gain Distributions Received	—
Investment Securities Sold	(13)
Realized Net Gain (Loss)	(13)
Change in Unrealized Appreciation (Depreciation) of Investment Securities	10,271
Net Increase (Decrease) in Net Assets Resulting from Operations	12,061

57

Target Retirement 2050 Fund

Statement of Changes in Net Assets

	Year Ended	June 7, 2006[1] to
	September 30,	September 30,
	2007	2006
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,803	43
Realized Net Gain (Loss)	(13)	—
Change in Unrealized Appreciation (Depreciation)	10,271	362
Net Increase (Decrease) in Net Assets Resulting from Operations	12,061	405
Distributions
Net Investment Income	(328)	—
Realized Capital Gain	—	—
Total Distributions	(328)	—
Capital Share Transactions—Note E
Issued	203,586	12,301
Issued in Lieu of Cash Distributions	326	—
Redeemed	(35,763)	(442)
Net Increase (Decrease) from Capital Share Transactions	168,149	11,859
Total Increase (Decrease)	179,882	12,264
Net Assets
Beginning of Period	12,264	—
End of Period[2]	192,146	12,264

1  Inception.

2  Net Assets—End of Period includes undistributed net investment income of $1,518,000 and $43,000.

58

Target Retirement 2050 Fund

Financial Highlights

	Year	June 7,
	Ended	2006[1] to
	Sept. 30,	Sept. 30,
For a Share Outstanding Throughout Each Period	2007	2006
Net Asset Value, Beginning of Period	$21.24	$20.00
Investment Operations
Net Investment Income	.48[2]	.17[2]
Capital Gain Distributions Received	—	—
Net Realized and Unrealized Gain (Loss) on Investments	3.29	1.07
Total from Investment Operations	3.77	1.24
Distributions
Dividends from Net Investment Income	(.22)	—
Distributions from Realized Capital Gains	—	—
Total Distributions	(.22)	—
Net Asset Value, End of Period	$24.79	$21.24

Total Return[3]	17.85%	6.20%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$192	$12
Ratio of Expenses to Average Net Assets—Note B	0%[4]	0%
Ratio of Net Investment Income to Average Net Assets	2.04%	1.88%*
Portfolio Turnover Rate	2%	0%

1  Inception.

2  Calculated based on average shares outstanding.

3  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

4  The acquired fund fees and expenses were 0.21%.

*  Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

59

Target Retirement 2050 Fund

Notes to Financial Statements

Vanguard Target Retirement 2050 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund files reports with the SEC under the company name Vanguard Chester Funds. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. stocks, international stocks, and bonds.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Investments in other Vanguard funds (with the exception of ETF Shares) are valued at that fund’s net asset value. ETFs are valued at the latest quoted sales prices or official closing prices taken from their primary market or, if not traded on the valuation date, at the mean of the latest quoted bid and asked prices.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Under a service agreement, The Vanguard Group furnishes corporate management, administrative, marketing, and distribution services to the fund. The service agreement provides that Vanguard will reimburse the fund’s expenses to the extent of savings in administrative and marketing costs realized by Vanguard in the operation of the fund. Accordingly, all expenses incurred by the fund during the year ended September 30, 2007, were reimbursed by Vanguard. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

For tax purposes, at September 30, 2007, the fund had $1,519,000 of ordinary income available for distribution.

At September 30, 2007, the cost of investment securities for tax purposes was $179,952,000. Net unrealized appreciation of investment securities for tax purposes was $10,619,000, consisting of unrealized gains $10,633,000 on securities that had risen in value since their purchase and $14,000 in unrealized losses on securities that had fallen in value since their purchase.

D. During the year ended September 30, 2007, the fund purchased $170,049,000 of investment securities and sold $1,996,000 of investment securities, other than temporary cash investments.

60

Target Retirement 2050 Fund

E. Capital shares issued and redeemed were:

	Year Ended	June 7, 2006[1] to
	September 30, 2007	September 30, 2006
	Shares	Shares
	(000)	(000)
Issued	8,660	598
Issued in Lieu of Cash Distributions	14	—
Redeemed	(1,500)	(21)
Net Increase (Decrease) in Shares Outstanding	7,174	577

F. In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements, and is effective for the fund’s fiscal year beginning October 1, 2007. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended September 30, 2006–September 30, 2007) for purposes of implementing FIN 48, and has concluded that as of September 30, 2007, no provision for income tax would be required in the fund’s financial statements.

1  Inception.

61

Report of Independent Registered

Public Accounting Firm

To the Trustees of Vanguard Chester Funds and the Shareholders of Vanguard Target Retirement 2030 Fund, Vanguard Target Retirement 2035 Fund, Vanguard Target Retirement 2040 Fund, Vanguard Target Retirement 2045 Fund, and Vanguard Target Retirement 2050 Fund:

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Target Retirement 2030 Fund, Vanguard Target Retirement 2035 Fund, Vanguard Target Retirement 2040 Fund, Vanguard Target Retirement 2045 Fund, and Vanguard Target Retirement 2050 Fund (the “Funds”) at September 30, 2007, the results of each of their operations for the year then ended, and the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2007 by correspondence with the custodian and by agreement to the underlying ownership records for the Vanguard funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

November 7, 2007

62

Special 2007 tax information (unaudited) for Vanguard Target Retirement Funds

This information for the fiscal year ended September 30, 2007, is included pursuant to provisions of the Internal Revenue Code.

The funds distributed qualified dividend income to shareholders during the fiscal year as follows:.

Qualified Dividend Income
($000)
Target Retirement 2030 Fund	1,314
Target Retirement 2035 Fund	36,295
Target Retirement 2040 Fund	597
Target Retirement 2045 Fund	17,542
Target Retirement 2050 Fund	248

For corporate shareholders, the percentage of investment income (dividend income plus short-term gains, if any) that qualifies for the dividends-received deduction is as follows:

Percentage
Target Retirement 2030 Fund	55.5%
Target Retirement 2035 Fund	53.3
Target Retirement 2040 Fund	60.8
Target Retirement 2045 Fund	53.3
Target Retirement 2050 Fund	60.6

63

Your Fund’s After-Tax Returns

This table presents returns for your fund both before and after taxes. The after-tax returns are shown in two ways: (1) assuming that an investor owned the fund during the entire period and paid taxes on the fund’s distributions, and (2) assuming that an investor paid taxes on the fund’s distributions and sold all shares at the end of each period.

Calculations are based on the highest individual federal income tax and capital gains tax rates in effect at the times of the distributions and the hypothetical sales. State and local taxes were not considered. After-tax returns reflect any qualified dividend income, using actual prior-year figures and estimates for 2007. (In the example, returns after the sale of fund shares may be higher than those assuming no sale. This occurs when the sale would have produced a capital loss. The calculation assumes that the investor received a tax deduction for the loss.)

Please note that your actual after-tax returns will depend on your tax situation and may differ from those shown. Also note that if you own the fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to you. Such accounts are not subject to current taxes.

Finally, keep in mind that a fund’s performance—whether before or after taxes—does not guarantee future results.

Average Annual Total Returns: Vanguard Target Retirement Funds[1]
Periods Ended September 30, 2007
	One	Since
	Year	Inception[2]
Target Retirement 2030 Fund
Returns Before Taxes	17.40%	18.30%
Returns After Taxes on Distributions	17.20	18.15
Returns After Taxes on Distributions and Sale of Fund Shares	11.43	15.56

Target Retirement 2035 Fund
Returns Before Taxes	17.87%	12.95%
Returns After Taxes on Distributions	17.39	12.59
Returns After Taxes on Distributions and Sale of Fund Shares	11.84	11.10

Target Retirement 2040 Fund
Returns Before Taxes	17.83%	18.12%
Returns After Taxes on Distributions	17.64	17.98
Returns After Taxes on Distributions and Sale of Fund Shares	11.71	15.41

1  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

2  For the 2035 Fund, October 27, 2003; for the 2030 and 2040 Funds, June 7, 2006.

64

	One	Since
	Year	Inception[1]
Target Retirement 2045 Fund
Returns Before Taxes	17.90%	13.79%
Returns After Taxes on Distributions	17.46	13.48
Returns After Taxes on Distributions and Sale of Fund Shares	11.87	11.88

Target Retirement 2050 Fund
Returns Before Taxes	17.85%	18.60%
Returns After Taxes on Distributions	17.62	18.43
Returns After Taxes on Distributions and Sale of Fund Shares	11.75	15.81

1  For the 2045 Fund, October 27, 2003; for the 2050 Fund, June 7, 2006.

65

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A typical fund’s expenses are expressed as a percentage of its average net assets. The Target Retirement Funds have no direct expenses, but each fund bears its proportionate share of the costs for the underlying funds in which it invests. These indirect expenses make up the acquired fund fees and expenses, also expressed as a percentage of average net assets.

The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The costs were calculated using the acquired fund fees and expenses for each Target Retirement Fund listed.

The table below illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Six Months Ended September 30, 2007
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Target Retirement Fund	3/31/2007	9/30/2007	Period[1]
Based on Actual Fund Return
2030	$1,000.00	$1,078.00	$0.99
2035	1,000.00	1,079.26	0.94
2040	1,000.00	1,080.02	0.99
2045	1,000.00	1,079.51	0.94
2050	1,000.00	1,079.70	0.99
Based on Hypothetical 5% Yearly Return
2030	$1,000.00	$1,024.12	$0.96
2035	1,000.00	1,024.17	0.91
2040	1,000.00	1,024.12	0.96
2045	1,000.00	1,024.17	0.91
2050	1,000.00	1,024.12	0.96

1  The calculations are based on the acquired fund fees and expenses for the most recent six-month period. The funds’ annualized expense figures for that period are (in order as listed from top to bottom above) 0.19%, 0.18%, 0.19%, 0.18%, and 0.19%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense figures for the underlying funds, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

66

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons, because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table on page 53 are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include the account service fee described in the prospectus. If such a fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

67

Glossary

Acquired Fund Fees and Expenses. Funds that invest in other Vanguard funds incur no direct expenses, but they do bear proportionate shares of the operating, administrative, and advisory expenses of the underlying funds, and they must pay any fees charged by those funds. The figure for acquired fund fees and expenses represents a weighted average of these underlying costs. Acquired is a term that the Securities and Exchange Commission applies to any mutual fund whose shares are owned by another fund.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. A fund’s beta should be reviewed in conjunction with its R-squared (see definition below). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0.

Yield. A snapshot of a fund’s income from interest and dividends. The yield, expressed as a percentage of the fund’s net asset value, is based on income earned over the past 30 days and is annualized, or projected forward for the coming year.

68

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds. Among board members’ responsibilities are selecting investment advisors for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

Each trustee serves a fund until its termination; or until the trustee’s retirement, resignation, or death; or otherwise as specified in the fund’s organizational documents. Any trustee may be removed at a shareholders’ meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

Chairman of the Board, Chief Executive Officer, and Trustee

John J. Brennan[1]
Born 1954	Principal Occupation(s) During the Past Five Years: Chairman of the Board, Chief Executive
Trustee since May 1987;	Officer, and Director/Trustee of The Vanguard Group, Inc., and of each of the investment
Chairman of the Board and	companies served by The Vanguard Group.
Chief Executive Officer
148 Vanguard Funds Overseen

Independent Trustees

Charles D. Ellis
Born 1937	Principal Occupation(s) During the Past Five Years: Applecore Partners (pro bono ventures
Trustee since January 2001	in education); Senior Advisor to Greenwich Associates (international business strategy
148 Vanguard Funds Overseen	consulting); Successor Trustee of Yale University; Overseer of the Stern School of Business
at New York University; Trustee of the Whitehead Institute for Biomedical Research.

Rajiv L. Gupta
Born 1945	Principal Occupation(s) During the Past Five Years: Chairman, President, and
Trustee since December 2001[2]	Chief Executive Officer of Rohm and Haas Co. (chemicals); Board Member of
148 Vanguard Funds Overseen	the American Chemistry Council; Director of Tyco International, Ltd. (diversified manufacturing and services) since 2005; Trustee of Drexel University and of the
Chemical Heritage Foundation.

Amy Gutmann
Born 1949	Principal Occupation(s) During the Past Five Years: President of the University of
Trustee since June 2006	Pennsylvania since 2004; Professor in the School of Arts and Sciences, Annenberg School
148 Vanguard Funds Overseen	for Communication, and Graduate School of Education of the University of Pennsylvania
since 2004; Provost (2001–2004) and Laurance S. Rockefeller Professor of Politics and
the University Center for Human Values (1990–2004), Princeton University; Director of
Carnegie Corporation of New York since 2005 and of Schuylkill River Development
Corporation and Greater Philadelphia Chamber of Commerce since 2004.

JoAnn Heffernan Heisen
Born 1950	Principal Occupation(s) During the Past Five Years: Corporate Vice President and
Trustee since July 1998	Chief Global Diversity Officer since 2006, Vice President and Chief Information
148 Vanguard Funds Overseen	Officer (1997–2005), and Member of the Executive Committee of Johnson &
Johnson (pharmaceuticals/consumer products); Director of the University Medical
Center at Princeton and Women’s Research and Education Institute.

André F. Perold
Born 1952	Principal Occupation(s) During the Past Five Years: George Gund Professor of Finance
Trustee since December 2004	and Banking, Harvard Business School; Senior Associate Dean, Director of Faculty
148 Vanguard Funds Overseen	Recruiting, and Chair of Finance Faculty, Harvard Business School; Director and Chairman
of UNX, Inc. (equities trading firm) since 2003; Chair of the Investment Committee of
HighVista Strategies LLC (private investment firm) since 2005.

Alfred M. Rankin, Jr.
Born 1941	Principal Occupation(s) During the Past Five Years: Chairman, President, Chief Executive
Trustee since January 1993	Officer, and Director of NACCO Industries, Inc. (forklift trucks/housewares/lignite); Director
148 Vanguard Funds Overseen	of Goodrich Corporation (industrial products/aircraft systems and services).

J. Lawrence Wilson
Born 1936	Principal Occupation(s) During the Past Five Years: Retired Chairman and Chief Executive
Trustee since April 1985	Officer of Rohm and Haas Co. (chemicals); Director of Cummins Inc. (diesel engines) and
148 Vanguard Funds Overseen	AmerisourceBergen Corp. (pharmaceutical distribution); Trustee of Vanderbilt University and of Culver Educational Foundation.

Executive Officers[1]

Thomas J. Higgins
Born 1957	Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc.;
Treasurer since July 1998	Treasurer of each of the investment companies served by The Vanguard Group.
148 Vanguard Funds Overseen

Heidi Stam
Born 1956	Principal Occupation(s) During the Past Five Years: Managing Director of The Vanguard
Secretary since July 2005	Group, Inc., since 2006; General Counsel of The Vanguard Group since 2005; Secretary of
148 Vanguard Funds Overseen	The Vanguard Group, and of each of the investment companies served by The Vanguard
Group, since 2005; Principal of The Vanguard Group (1997–2006).

Vanguard Senior Management Team

R. Gregory Barton	Kathleen C. Gubanich	F. William McNabb, III	Ralph K. Packard
Mortimer J. Buckley	Paul A. Heller	Michael S. Miller	George U. Sauter

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1  Officers of the funds are “interested persons” as defined in the Investment Company Act of 1940.

2  December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

More information about the trustees is in the Statement of Additional Information, available from The Vanguard Group.

P.O. Box 2600

Valley Forge, PA 19482-2600

Connect with Vanguard® > www.vanguard.com

Fund Information > 800-662-7447	Vanguard, Connect with Vanguard, and the ship logo
are trademarks of The Vanguard Group, Inc.
Direct Investor Account Services > 800-662-2739
All other marks are the exclusive property of their
Institutional Investor Services > 800-523-1036	respective owners.

Text Telephone for People
With Hearing Impairment > 800-952-3335	All comparative mutual fund data are from Lipper Inc.
or Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting our website, www.vanguard.com,
This material may be used in conjunction	and searching for “proxy voting guidelines,” or by calling
with the offering of shares of any Vanguard	Vanguard at 800-662-2739. The guidelines are also
fund only if preceded or accompanied by	available from the SEC’s website, www.sec.gov. In
the fund’s current prospectus.	addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the
12 months ended June 30. To get the report, visit
either www.vanguard.com or www.sec.gov.

You can review and copy information about your fund
at the SEC’s Public Reference Room in Washington, D.C.
To find out more about this public service, call the SEC
at 202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-0102.

© 2007 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q3080B 112007

Item 2: Code of Ethics. The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert. The following members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts serving on its Audit Committee, and to be independent: Charles D. Ellis, Rajiv L. Gupta, JoAnn Heffernan Heisen, André F. Perold, Alfred M. Rankin, Jr., and J. Lawrence Wilson.

Item 4: Principal Accountant Fees and Services.

(a)  Audit Fees.

Audit Fees of the Registrant

Fiscal Year Ended September 30, 2007: $170,000

Fiscal Year Ended September 30, 2006: $169,700

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended September 30, 2007: $2,835,320

Fiscal Year Ended September 30, 2006: $2,347,620

(b)  Audit-Related Fees.

Fiscal Year Ended September 30, 2007: $630,400

Fiscal Year Ended September 30, 2006: $530,000

Includes fees billed in connection with assurance and related services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(c)  Tax Fees.

Fiscal Year Ended September 30, 2007: $215,900

Fiscal Year Ended September 30, 2006: $101,300

Includes fees billed in connection with tax compliance, planning and advice services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group and related to income and excise taxes.

(d)  All Other Fees.

Fiscal Year Ended September 30, 2007: $0

Fiscal Year Ended September 30, 2006: $0

Includes fees billed for services related to risk management and privacy matters. Services were provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(e)  (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; and (4) other registered investment companies in the Vanguard Group. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; or (4) other registered investment companies in the Vanguard Group.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)  For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)  Aggregate Non-Audit Fees.

Fiscal Year Ended September 30, 2007: $215,900

Fiscal Year Ended September 30, 2006: $101,300

Includes fees billed for non-audit services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(h)  For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Not Applicable.

Item 6: Not Applicable.

Item 7: Not Applicable.

Item 8: Not Applicable.

Item 9: Not Applicable.

Item 10: Not Applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a)  Code of Ethics.

(b)  Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD CHESTER FUNDS
BY:	(signature)
(HEIDI STAM)
JOHN J. BRENNAN*
CHIEF EXECUTIVE OFFICER

Date: November 14, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CHESTER FUNDS
BY:	(signature)
(HEIDI STAM)
JOHN J. BRENNAN*
CHIEF EXECUTIVE OFFICER

Date: November 14, 2007

VANGUARD CHESTER FUNDS
BY:	(signature)
(HEIDI STAM)
THOMAS J. HIGGINS*
TREASURER

Date: November 14, 2007

*By Power of Attorney. See File Number 333-145624, filed on August 22, 2007. Incorporated by Reference.